UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Class A

NEFRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$37	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,888,888,066
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)824
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,184,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.5%
Short-Term Investments	7.2%
Finance Companies	3.2%
Collateralized Loan Obligations	5.3%
Banking	5.9%
Mortgage Related	23.3%
Treasuries	31.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	29.0
Not ratedFootnote Reference^	9.0
B	0.4
BB	6.5
BBB	16.6
A	5.3
AA	25.9
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TCP88A-0325

Class C

NECRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$74	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,888,888,066
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)824
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,184,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.5%
Short-Term Investments	7.2%
Finance Companies	3.2%
Collateralized Loan Obligations	5.3%
Banking	5.9%
Mortgage Related	23.3%
Treasuries	31.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	29.0
Not ratedFootnote Reference^	9.0
B	0.4
BB	6.5
BBB	16.6
A	5.3
AA	25.9
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TCP88C-0325

Class N

NERNX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$19	0.39%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,888,888,066
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)824
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,184,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.5%
Short-Term Investments	7.2%
Finance Companies	3.2%
Collateralized Loan Obligations	5.3%
Banking	5.9%
Mortgage Related	23.3%
Treasuries	31.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	29.0
Not ratedFootnote Reference^	9.0
B	0.4
BB	6.5
BBB	16.6
A	5.3
AA	25.9
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NERNX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TCP88N-0325

Class Y

NERYX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$24	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,888,888,066
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)824
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,184,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.5%
Short-Term Investments	7.2%
Finance Companies	3.2%
Collateralized Loan Obligations	5.3%
Banking	5.9%
Mortgage Related	23.3%
Treasuries	31.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	29.0
Not ratedFootnote Reference^	9.0
B	0.4
BB	6.5
BBB	16.6
A	5.3
AA	25.9
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NERYX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TCP88Y-0325

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
March 31, 2025

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.4% of Net Assets

Non-Convertible Bonds — 88.3%
	ABS Car Loan — 1.0%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,206,972
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,512,175
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,935,143
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,026,451
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,853,118
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,375,348
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,028,014
3,485,276	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	3,497,200
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,882,015
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,050,130
218,610	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	219,062
138,682	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	139,119
5,233,331	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	5,228,485
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,298,020
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,957,111
9,760,830	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	9,840,136
		77,048,499
	ABS Home Equity — 0.4%
525,931	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	520,423
560,175	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	530,342
11,071,908	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	11,166,229
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,913,980
5,528,516	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	5,539,821
49,836	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	47,194
264,368	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	247,596
116,135	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	114,040
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,698,679
633,783	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.738%, 10/25/2053(a)(b)	629,507
270,271	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	269,105
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	$4,838,478
2,891,894	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,822,457
		33,337,851
	ABS Other — 2.1%
10,013,297	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	10,104,108
4,985,860	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,559,416
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,676,493
7,803,636	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	7,942,159
2,040,000	Foundation Finance Trust, Series 2025-1A, 4.950%, 4/15/2050(a)	2,032,285
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,140,637
2,495,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, 5.220%, 3/25/2060(a)	2,491,704
3,230,993	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	3,271,402
27,285,375	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,910,446
7,745,600	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,444,194
13,033,100	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,667,101
5,362,915	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,948,579
5,612,885	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	5,556,560
7,737,271	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	7,195,266
6,006,067	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	6,067,191
431,191	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	431,747
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,138,093
2,381,340	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,224,533
8,620,449	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	8,704,335
13,674,593	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	14,172,959
14,115,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,515,104
		166,194,312
	ABS Residential Mortgage — 0.1%
7,654	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,535
4,231,677	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	4,269,148
		4,276,683
	ABS Student Loan — 0.4%
1,896,030	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,781,535
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$6,168,980	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	$5,546,710
6,720,430	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	6,771,761
2,296,629	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,052,559
5,529,114	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.234%, 1/15/2053(a)(b)	5,522,220
6,374,685	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	6,451,303
1,369,263	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,313,984
		29,440,072
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	7,090,039
4,641,450	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,485,190
11,746,700	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,615,223
		22,190,452
	Aerospace & Defense — 0.6%
3,055,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	3,086,427
16,064,000	Boeing Co., 5.705%, 5/01/2040	15,615,913
6,255,000	Boeing Co., 6.298%, 5/01/2029	6,559,565
4,290,000	Boeing Co., 6.858%, 5/01/2054	4,659,780
8,260,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	8,224,270
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,095,008
		46,240,963
	Airlines — 0.7%
2,447,547	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	2,440,853
6,670,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	6,526,929
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,636,178
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,513,334
1,887,744	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,878,702
13,794,734	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,988,688
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,229,968
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	4,961,347
		54,175,999
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,136,285
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,133,420
10,730,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,020,249
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,372,891
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,569,463
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,369,762
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	$5,853,415
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,222,790
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,785,414
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,515,575
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,119,427
11,881,000	Lear Corp., 5.250%, 5/15/2049	10,240,695
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,237,319
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,581,852
34,585,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	36,258,112
		120,280,384
	Banking — 5.9%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,623,995
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,457,132
4,800,000	Banco Santander SA, 2.958%, 3/25/2031	4,308,750
19,475,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,107,871
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,181,699
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,382,128
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,624,253
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,947,575
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,583,828
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,979,286
7,864,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/2025(a)	7,746,638
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,374,785
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,617,430
24,370,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,471,076
11,385,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,638,318
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,835,152
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,809,971
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,543,896
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,057,868
2,700,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	2,844,346
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,421,117
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$12,986,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	$14,042,744
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,131,102
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,832,012
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	11,705,654
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,254,908
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,563,779
15,376,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,981,357
11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	9,495,641
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	12,989,205
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,520,552
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,096,784
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,604,475
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,890,167
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,402,282
17,170,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,526,755
14,370,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	14,291,204
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	16,574,490
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	652,661
2,400,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	2,526,881
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,615,006
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,071,277
4,815,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	4,780,494
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,361,038
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,769,847
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	692,748
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,019,932
16,795,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,229,390
		463,179,499
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.1%
$4,055,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	$4,037,654
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,002,244
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,359,919
		8,399,817
	Building Materials — 0.2%
3,265,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	2,994,430
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	871,690
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	984,404
9,920,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	9,982,992
		14,833,516
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	15,072,313
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,829,518
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	679,132
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,058,357
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,104,141
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,706,021
		31,449,482
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,391,980
23,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	19,046,150
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	8,931,324
8,915,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	8,683,534
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,351,927
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,545,644
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,121,011
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,558,861
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,239,716
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,566,365
		84,436,512
	Collateralized Mortgage Obligations — 0.9%
25,966,480	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.790%, 10/25/2053(b)	26,093,491
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,510,086
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,202,371
62,713	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 10/20/2060(b)(c)	61,882
46,530	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.943%, 8/20/2062(b)(c)	46,009
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	23
8,461	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,524
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$7,221	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	$6,514
89,014	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	78,991
1,156,320	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,122,111
5,530	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.703%, 5/20/2063(b)(c)	5,269
		67,134,271
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,896,720
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,500,011
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,838,972
		6,235,703
	Electric — 0.8%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,508,961
14,779,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	12,983,634
14,796,930	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,781,575
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,305,771
852,000	Edison International, 4.950%, 4/15/2025	851,675
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,781,416
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,359,491
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	714,021
8,555,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	8,808,057
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.459%, 4/30/2043(b)	10,976,760
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,932,913
		64,004,274
	Finance Companies — 3.2%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,981,256
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,166,186
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,448,827
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	20,046,322
17,575,000	Ares Capital Corp., 5.800%, 3/08/2032	17,469,444
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,192,807
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,864,550
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,224,376
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,058,327
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,085,723
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,093,526
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,697,191
13,285,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	13,250,252
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,371,960
5,110,000	GATX Corp., 6.050%, 3/15/2034	5,366,762
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,693,311
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	$2,687,420
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,608,427
8,345,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	8,257,901
2,300,000	Navient Corp., 4.875%, 3/15/2028	2,194,114
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,757,403
17,375,000	OneMain Finance Corp., 6.625%, 5/15/2029	17,407,474
6,493,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,816,429
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	5,445,051
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,905,015
		250,090,054
	Food & Beverage — 0.9%
15,433,000	BRF SA, 5.750%, 9/21/2050(a)	12,504,588
24,585,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	27,720,349
4,170,000	Mars, Inc., 5.200%, 3/01/2035(a)	4,190,879
15,465,000	Mars, Inc., 5.700%, 5/01/2055(a)	15,451,927
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,513,627
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,425,004
		71,806,374
	Gaming — 0.2%
4,840,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,824,306
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,468,199
		17,292,505
	Government Owned - No Guarantee — 1.1%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,150,316
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,913,138
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,218,389
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,032,711
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	8,900,521
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,356,436
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,574,431
8,485,000	OCP SA, 3.750%, 6/23/2031(a)	7,519,916
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,343,939
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,439,484
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,842,884
		90,292,165
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	7,903,525
	Healthcare — 0.2%
14,205,000	HCA, Inc., 4.625%, 3/15/2052	11,308,805
7,165,000	HCA, Inc., 5.750%, 3/01/2035	7,229,490
		18,538,295
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,645,614
9,855,000	NVR, Inc., 3.000%, 5/15/2030	9,031,726
		14,677,340
	Independent Energy — 1.2%
13,195,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,691,513
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,797,273
17,210,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	17,021,845
9,852,000	Devon Energy Corp., 4.500%, 1/15/2030	9,676,805
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	$1,733,742
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,441,305
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,913,465
11,805,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,752,605
10,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	10,058,552
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,509,259
2,250,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	2,241,099
6,580,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,481,994
6,695,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,570,588
		92,890,045
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,092,556
	Life Insurance — 0.3%
15,121,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,656,771
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,564,428
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,781,691
		22,002,890
	Media Entertainment — 0.5%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,619,742
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	11,828,133
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	9,479,748
22,220,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	16,084,912
		39,012,535
	Metals & Mining — 1.3%
12,875,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,842,278
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,495,603
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,465,936
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,889,562
8,035,000	BHP Billiton Finance USA Ltd., 5.300%, 2/21/2035	8,104,083
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,460,864
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,228,190
25,162,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	22,145,579
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,657,574
1,400,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,484,249
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,332,494
3,210,000	Rio Tinto Finance USA PLC, 5.750%, 3/14/2055	3,215,322
3,880,000	Rio Tinto Finance USA PLC, 5.875%, 3/14/2065	3,924,171
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,134,409
		103,380,314
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	504,904
3,180,000	Energy Transfer LP, 5.300%, 4/15/2047	2,812,052
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,938
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,767,946
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,832,711
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,438,312
8,995,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	9,202,957
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	$1,984,773
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	946,682
14,215,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	12,010,898
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,693,968
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	933,981
		46,241,122
	Mortgage Related — 23.3%
8,939,162	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,645,138
34,372,673	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	25,296,001
7,973,465	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,344,821
6,544,908	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,211,021
16,314,029	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	12,979,033
6,612,199	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,264,564
5,723,618	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,554,490
22,008,898	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	17,502,440
4,569,226	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,635,958
32,551,127	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,902,731
4,603,694	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,661,059
9,258,225	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2051	7,691,919
4,905,279	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	4,084,602
903,602	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	816,277
5,259,958	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	4,668,168
3,017,761	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,640,305
1,323,156	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,152,696
1,101,106	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	963,725
751,573	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	718,837
351,793	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	333,560
2,402	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,278
230,712	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	218,085
10,673,813	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,962,831
2,827,749	Federal Home Loan Mortgage Corp., 4.000%, 8/01/2052	2,638,706
11,421,444	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	10,657,890
973,993	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	908,879
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$9,362,977	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	$8,738,339
5,252,660	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,911,550
3,941,841	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,678,318
465,265	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	459,631
71,810	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	70,168
178,475	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	174,175
17,280	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,873
646,389	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	633,693
364,968	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	353,598
14,499,310	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	13,891,559
3,501,155	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,366,975
2,474,168	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,367,075
1,130,483	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,128,773
1,013,535	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	1,014,132
677,354	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	676,330
2,122,273	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,114,689
5,589,631	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,588,143
9,648,700	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,475,280
24,199,946	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,815,234
9,216,081	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,056,747
8,355,110	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,222,285
8,179,686	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	8,049,648
1,196,127	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,208,033
1,165,656	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,172,263
1,002,534	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,014,815
2,951,967	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,980,382
1,498,052	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,510,776
15,975,574	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	15,988,177
1,065,103	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,075,705
651,463	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	659,804
490,168	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	497,524
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$13,838,520	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	$13,911,584
2,860	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,970
3,233,029	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,312,284
2,653,420	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,714,801
2,634,550	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,699,133
1,453,600	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,489,232
1,396,541	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,420,929
945,878	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	966,824
916,380	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	937,908
713,687	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	725,291
4,842,972	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,941,000
964,079	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	987,045
825,680	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	840,807
789,681	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	808,196
4,243,355	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	4,350,090
1,016,769	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,047,658
5,260,191	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,420,048
1,360,107	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,382,270
995,270	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2053	1,031,886
695,293	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	719,347
317,559	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	329,240
238,769	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	248,172
12,614,291	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	13,052,397
4,696,209	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	4,886,507
3,032,943	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	3,151,716
4,807,155	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,046,479
1,486,456	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2053	1,538,728
7,410,500	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	7,781,660
976,235	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	1,012,370
7,795,873	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,186,321
1,019,839	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	1,058,984
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,803,597	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2054	$1,867,751
14,629,334	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	15,313,002
5,515,692	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,773,451
5,088,065	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,325,838
8,678,941	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,084,532
515,470	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	538,409
7,267,879	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	7,732,281
8,493,868	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	9,036,612
1,313,609	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,397,549
330,567	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	348,573
323,132	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	339,381
2,735,561	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,883,844
1,734,563	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,828,589
5,133,798	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,461,854
5,828,843	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	6,304,766
152,527	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	159,206
8,382,141	Federal National Mortgage Association, 1.500%, 12/01/2050	6,347,509
2,870,566	Federal National Mortgage Association, 1.500%, 3/01/2051	2,170,608
4,423,207	Federal National Mortgage Association, 1.500%, 9/01/2051	3,344,047
6,883,084	Federal National Mortgage Association, 1.500%, 10/01/2051	5,200,463
48,093,629	Federal National Mortgage Association, 2.000%, 5/01/2037	43,495,716
10,981,658	Federal National Mortgage Association, 2.000%, 11/01/2050	8,743,557
2,633,464	Federal National Mortgage Association, 2.000%, 11/01/2050	2,096,769
11,925,499	Federal National Mortgage Association, 2.000%, 12/01/2050	9,495,159
11,902,603	Federal National Mortgage Association, 2.000%, 12/01/2050	9,471,450
7,358,759	Federal National Mortgage Association, 2.000%, 12/01/2050	5,859,045
6,479,193	Federal National Mortgage Association, 2.000%, 12/01/2050	5,192,970
5,625,257	Federal National Mortgage Association, 2.000%, 12/01/2050	4,476,291
29,658,268	Federal National Mortgage Association, 2.000%, 1/01/2051	23,599,830
1,839,290	Federal National Mortgage Association, 2.000%, 2/01/2051	1,462,684
12,444,993	Federal National Mortgage Association, 2.000%, 3/01/2051	9,896,803
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$5,407,980	Federal National Mortgage Association, 2.000%, 4/01/2051	$4,300,663
4,726,880	Federal National Mortgage Association, 2.000%, 4/01/2051	3,759,022
15,272,768	Federal National Mortgage Association, 2.000%, 11/01/2051	12,145,574
1,425,933	Federal National Mortgage Association, 2.000%, 11/01/2051	1,138,136
19,682,028	Federal National Mortgage Association, 2.000%, 12/01/2051	15,692,800
1,489,403	Federal National Mortgage Association, 2.000%, 1/01/2052	1,187,686
35,182,654	Federal National Mortgage Association, 2.000%, 2/01/2052	28,011,807
24,825,139	Federal National Mortgage Association, 2.000%, 2/01/2052	19,764,366
6,911,666	Federal National Mortgage Association, 2.000%, 2/01/2052	5,511,539
15,458,733	Federal National Mortgage Association, 2.000%, 3/01/2052	12,293,462
14,538,392	Federal National Mortgage Association, 2.000%, 3/01/2052	11,570,468
1,140,901	Federal National Mortgage Association, 2.500%, 9/01/2051	947,884
15,903,011	Federal National Mortgage Association, 2.500%, 5/01/2052	13,252,297
7,083,607	Federal National Mortgage Association, 2.500%, 9/01/2061	5,728,774
35,043,616	Federal National Mortgage Association, 2.500%, 12/01/2061	28,341,055
138,090,268	Federal National Mortgage Association, 2.500%, 3/01/2062	111,678,862
124,734,005	Federal National Mortgage Association, 2.500%, 3/01/2062	100,876,760
77,175,067	Federal National Mortgage Association, 2.500%, 3/01/2062	62,414,229
46,694,612	Federal National Mortgage Association, 2.500%, 3/01/2062	37,763,365
29,678,974	Federal National Mortgage Association, 2.500%, 3/01/2062	23,707,516
62,041,190	Federal National Mortgage Association, 2.500%, 4/01/2062	50,174,112
29,572,136	Federal National Mortgage Association, 2.500%, 5/01/2062	23,916,028
78,596,508	Federal National Mortgage Association, 2.500%, 6/01/2062	63,562,964
42,003,726	Federal National Mortgage Association, 2.500%, 12/01/2062	33,551,771
28,573,059	Federal National Mortgage Association, 2.500%, 9/01/2063	22,823,221
11,361,816	Federal National Mortgage Association, 2.500%, 9/01/2063	9,075,401
2,668,269	Federal National Mortgage Association, 3.000%, 3/01/2045	2,383,706
1,856,154	Federal National Mortgage Association, 3.000%, 3/01/2045	1,652,435
858,545	Federal National Mortgage Association, 3.000%, 6/01/2046	760,520
175,425	Federal National Mortgage Association, 3.000%, 6/01/2046	155,671
903,674	Federal National Mortgage Association, 3.000%, 7/01/2046	796,284
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$888,535	Federal National Mortgage Association, 3.000%, 8/01/2046	$788,011
374,097	Federal National Mortgage Association, 3.000%, 8/01/2046	330,951
2,069,769	Federal National Mortgage Association, 3.000%, 9/01/2046	1,835,068
1,567,113	Federal National Mortgage Association, 3.000%, 11/01/2046	1,377,187
1,433,044	Federal National Mortgage Association, 3.000%, 11/01/2046	1,264,965
534,137	Federal National Mortgage Association, 3.000%, 11/01/2046	471,910
330,324	Federal National Mortgage Association, 3.000%, 11/01/2046	292,355
176,860	Federal National Mortgage Association, 3.000%, 11/01/2046	156,920
693,181	Federal National Mortgage Association, 3.000%, 1/01/2047	611,615
398,375	Federal National Mortgage Association, 3.000%, 1/01/2047	353,413
371,584	Federal National Mortgage Association, 3.000%, 3/01/2047	330,288
205,212	Federal National Mortgage Association, 3.000%, 11/01/2047	181,462
350,422	Federal National Mortgage Association, 3.000%, 4/01/2048	304,284
1,532,626	Federal National Mortgage Association, 3.000%, 6/01/2048	1,349,355
840,173	Federal National Mortgage Association, 3.000%, 7/01/2050	748,516
295,360	Federal National Mortgage Association, 3.000%, 11/01/2051	256,739
8,251,025	Federal National Mortgage Association, 3.000%, 10/01/2052	7,030,749
46,708,661	Federal National Mortgage Association, 3.000%, 9/01/2062	39,717,049
22,632,921	Federal National Mortgage Association, 3.000%, 9/01/2062	18,942,845
6,790,369	Federal National Mortgage Association, 3.000%, 3/01/2063	5,683,237
25,704,120	Federal National Mortgage Association, 3.000%, 6/01/2063	21,856,503
21,625,917	Federal National Mortgage Association, 3.000%, 6/01/2063	18,100,051
7,431,702	Federal National Mortgage Association, 3.000%, 6/01/2064	6,201,481
4,825,392	Federal National Mortgage Association, 3.500%, 5/01/2052	4,257,274
23,833,626	Federal National Mortgage Association, 3.500%, 6/01/2062	21,201,998
10,959,990	Federal National Mortgage Association, 3.500%, 9/01/2062	9,708,627
35,613,765	Federal National Mortgage Association, 3.500%, 12/01/2062	31,547,211
29,509,924	Federal National Mortgage Association, 3.500%, 12/01/2062	26,140,328
18,670,396	Federal National Mortgage Association, 3.500%, 6/01/2063	16,515,941
14,458,263	Federal National Mortgage Association, 3.500%, 9/01/2063	12,663,027
4,822,968	Federal National Mortgage Association, 3.500%, 12/01/2063	4,224,087
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$25,362,191	Federal National Mortgage Association, 3.500%, 6/01/2064	$22,182,077
2,531,171	Federal National Mortgage Association, 4.000%, 9/01/2041	2,434,620
1,214,088	Federal National Mortgage Association, 4.000%, 8/01/2042	1,166,771
299,849	Federal National Mortgage Association, 4.000%, 11/01/2044	286,032
620,174	Federal National Mortgage Association, 4.000%, 2/01/2045	587,279
384,779	Federal National Mortgage Association, 4.000%, 4/01/2047	363,413
288,333	Federal National Mortgage Association, 4.000%, 4/01/2047	273,699
885,539	Federal National Mortgage Association, 4.000%, 11/01/2047	834,655
279,878	Federal National Mortgage Association, 4.000%, 12/01/2047	263,971
411,030	Federal National Mortgage Association, 4.000%, 3/01/2048	382,313
785,308	Federal National Mortgage Association, 4.000%, 6/01/2048	730,441
141,095	Federal National Mortgage Association, 4.000%, 2/01/2050	132,518
7,240,707	Federal National Mortgage Association, 4.000%, 6/01/2052	6,770,165
5,115,654	Federal National Mortgage Association, 4.000%, 7/01/2052	4,773,659
4,274,690	Federal National Mortgage Association, 4.000%, 8/01/2052	3,994,232
1,375,174	Federal National Mortgage Association, 4.000%, 11/01/2052	1,283,240
16,856,638	Federal National Mortgage Association, 4.000%, 12/01/2063	15,384,155
30,100	Federal National Mortgage Association, 4.500%, 8/01/2043	29,495
87,534	Federal National Mortgage Association, 4.500%, 3/01/2044	85,668
77,311	Federal National Mortgage Association, 4.500%, 5/01/2044	74,931
1,262,502	Federal National Mortgage Association, 4.500%, 1/01/2045	1,236,124
175,864	Federal National Mortgage Association, 4.500%, 1/01/2045	173,714
431,414	Federal National Mortgage Association, 4.500%, 7/01/2045	419,622
232,174	Federal National Mortgage Association, 4.500%, 8/01/2045	225,983
127,164	Federal National Mortgage Association, 4.500%, 8/01/2045	124,191
277,028	Federal National Mortgage Association, 4.500%, 10/01/2045	270,553
563,634	Federal National Mortgage Association, 4.500%, 11/01/2045	550,460
376,661	Federal National Mortgage Association, 4.500%, 3/01/2046	368,713
13,767	Federal National Mortgage Association, 4.500%, 7/01/2046	13,440
363,345	Federal National Mortgage Association, 4.500%, 9/01/2046	354,998
229,399	Federal National Mortgage Association, 4.500%, 2/01/2047	223,070
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$544,213	Federal National Mortgage Association, 4.500%, 5/01/2047	$528,255
308,734	Federal National Mortgage Association, 4.500%, 7/01/2048	300,544
1,296,910	Federal National Mortgage Association, 4.500%, 8/01/2048	1,263,383
286,858	Federal National Mortgage Association, 4.500%, 10/01/2049	277,664
8,742,823	Federal National Mortgage Association, 4.500%, 3/01/2053	8,356,565
10,325,005	Federal National Mortgage Association, 4.500%, 4/01/2053	9,892,398
1,304,596	Federal National Mortgage Association, 5.000%, 7/01/2048	1,304,236
609,115	Federal National Mortgage Association, 5.000%, 8/01/2048	608,695
338,153	Federal National Mortgage Association, 5.000%, 9/01/2048	337,990
2,135,722	Federal National Mortgage Association, 5.000%, 1/01/2049	2,130,379
769,251	Federal National Mortgage Association, 5.000%, 3/01/2049	767,452
4,344,812	Federal National Mortgage Association, 5.000%, 5/01/2053	4,325,781
2,250,601	Federal National Mortgage Association, 5.500%, 4/01/2050	2,283,066
2,127,453	Federal National Mortgage Association, 5.500%, 7/01/2053	2,148,626
1,051,781	Federal National Mortgage Association, 5.500%, 7/01/2053	1,053,706
787,275	Federal National Mortgage Association, 5.500%, 7/01/2053	790,877
13,162	Federal National Mortgage Association, 6.000%, 8/01/2034	13,644
49,271	Federal National Mortgage Association, 6.000%, 1/01/2037	50,981
1,287,552	Federal National Mortgage Association, 6.000%, 5/01/2049	1,336,366
7,811,263	Federal National Mortgage Association, 6.000%, 5/01/2053	8,002,743
2,433,333	Federal National Mortgage Association, 6.000%, 5/01/2053	2,492,654
1,723,689	Federal National Mortgage Association, 6.000%, 5/01/2053	1,763,020
1,178,263	Federal National Mortgage Association, 6.000%, 5/01/2053	1,206,987
1,066,409	Federal National Mortgage Association, 6.000%, 5/01/2053	1,090,742
1,063,919	Federal National Mortgage Association, 6.000%, 6/01/2053	1,090,395
1,006,881	Federal National Mortgage Association, 6.000%, 6/01/2053	1,024,718
12,453,588	Federal National Mortgage Association, 6.000%, 7/01/2053	12,701,824
3,662,588	Federal National Mortgage Association, 6.000%, 7/01/2053	3,751,870
1,255,680	Federal National Mortgage Association, 6.000%, 7/01/2053	1,277,568
1,096,740	Federal National Mortgage Association, 6.000%, 7/01/2053	1,122,591
656,650	Federal National Mortgage Association, 6.000%, 7/01/2053	668,123
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,860,482	Federal National Mortgage Association, 6.000%, 8/01/2053	$1,904,802
1,680,370	Federal National Mortgage Association, 6.000%, 8/01/2053	1,711,156
1,335,133	Federal National Mortgage Association, 6.000%, 8/01/2053	1,365,597
1,070	Federal National Mortgage Association, 6.500%, 1/01/2029	1,103
607	Federal National Mortgage Association, 6.500%, 5/01/2031	626
1,336,977	Federal National Mortgage Association, 6.500%, 6/01/2053	1,379,752
644,626	Federal National Mortgage Association, 6.500%, 6/01/2053	670,064
5,431,220	Federal National Mortgage Association, 6.500%, 7/01/2053	5,629,353
659,718	Federal National Mortgage Association, 6.500%, 7/01/2053	682,887
606,401	Federal National Mortgage Association, 6.500%, 7/01/2053	630,238
3,755,312	Federal National Mortgage Association, 6.500%, 8/01/2053	3,943,387
2,414,738	Federal National Mortgage Association, 6.500%, 8/01/2053	2,535,776
1,018,407	Federal National Mortgage Association, 6.500%, 8/01/2053	1,054,882
1,302,023	Federal National Mortgage Association, 6.500%, 9/01/2053	1,348,304
909,322	Federal National Mortgage Association, 6.500%, 1/01/2054	945,464
20,988,649	Federal National Mortgage Association, 6.500%, 7/01/2054	22,095,066
5,367	Federal National Mortgage Association, 7.000%, 10/01/2030	5,603
5,214	Federal National Mortgage Association, 7.000%, 10/01/2030	5,444
850,003	Federal National Mortgage Association, 7.000%, 10/01/2053	897,491
376,654	Federal National Mortgage Association, 7.000%, 10/01/2053	395,251
1,540,627	Federal National Mortgage Association, 7.000%, 11/01/2053	1,615,880
2,049,317	Federal National Mortgage Association, 7.000%, 3/01/2054	2,145,915
3,374	Federal National Mortgage Association, 7.500%, 7/01/2030	3,462
2,345	Federal National Mortgage Association, 7.500%, 2/01/2032	2,356
249,986	Federal National Mortgage Association, 8.000%, 1/01/2054	261,607
63,041	Government National Mortgage Association, 5.500%, 4/15/2038	65,170
4,502	Government National Mortgage Association, 6.000%, 1/15/2029	4,578
3,673	Government National Mortgage Association, 6.000%, 4/15/2038	3,847
1,692	Government National Mortgage Association, 6.500%, 1/15/2029	1,747
1,962	Government National Mortgage Association, 6.500%, 2/15/2031	1,985
5,488	Government National Mortgage Association, 6.500%, 9/15/2032	5,705
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,258	Government National Mortgage Association, 6.500%, 9/15/2032	$1,296
1,304	Government National Mortgage Association, 7.000%, 9/15/2025	1,303
205	Government National Mortgage Association, 7.500%, 7/15/2030	209
75,598,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 5/01/2055(d)	77,879,699
		1,841,153,999
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,503,709
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.309%, 10/15/2038(a)(b)	21,317,873
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,481,258
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,126,132
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,671,900
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,655,688
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	7,031,885
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,240,711
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,401,578
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,931,991
622,545	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.794%, 7/10/2046(a)(b)	614,938
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,982,555
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,372,388
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,219,693
7,011,487	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.514%, 7/15/2038(a)(b)	7,004,914
1,286,233	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	1,284,626
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.198%, 8/10/2044(a)(b)	4,863,424
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,083,466
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	7,109,291
3,582,169	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.960%, 6/15/2044(a)(b)	3,367,274
		128,761,585
Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.1%
$4,740,000	EPR Properties, 3.600%, 11/15/2031	$4,229,707
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	6,973,545
		11,203,252
	Paper — 0.2%
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	12,322,318
	Pharmaceuticals — 0.3%
12,695,000	Amgen, Inc., 5.750%, 3/02/2063	12,371,380
12,184,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,815,669
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,248,074
		25,435,123
	Property & Casualty Insurance — 0.3%
18,645,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,992,822
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,983,321
		23,976,143
	Refining — 0.3%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,803,762
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,379,906
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,306,889
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	13,767,345
		27,257,902
	Retailers — 0.6%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,588,166
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,803,789
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,186,164
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,844,756
10,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,814,341
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,594,284
5,082,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,503,432
		48,334,932
	Sovereigns — 0.8%
22,860,000	Chile Government International Bonds, 5.650%, 1/13/2037	23,184,612
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,776,920
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,078,087
5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	5,941,766
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,055,768
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,555,136
9,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,788,464
		65,380,753
	Supermarkets — 0.1%
7,745,000	Kroger Co., 5.500%, 9/15/2054	7,305,639
	Technology — 1.7%
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,513,871
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,245,417
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,709,035
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,133,000	Equifax, Inc., 2.600%, 12/15/2025	$2,102,880
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,842,030
15,961,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,890,135
10,751,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,855,306
4,675,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	4,629,942
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,894,420
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,260,601
13,185,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,501,416
15,646,000	Oracle Corp., 4.100%, 3/25/2061	11,181,550
2,429,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	2,403,697
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,104,983
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,360
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,617,537
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,856,951
14,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	9,583,998
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,915,366
		130,146,495
	Treasuries — 31.6%
633,589(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	87,393,424
8,189,369(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	39,559,240
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	104,903,846
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	163,943,172
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,430,078
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	52,737,459
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,649,792
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,662,390
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,547,269
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,515,617
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	65,895,934
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,527,563
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	90,429,870
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	23,003,508
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	30,423,166
82,645,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	81,431,152
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,648,559
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,147,675
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,629,963
52,025,000	U.S. Treasury Bonds, 4.625%, 2/15/2055	52,374,543
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,672,967
44,555,000	U.S. Treasury Notes, 2.750%, 8/15/2032	40,736,497
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,050,052
50,930,000	U.S. Treasury Notes, 3.125%, 8/31/2029	49,268,807
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	151,665,181
3,970,000	U.S. Treasury Notes, 3.500%, 9/30/2026(g)	3,943,637
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	41,030,913
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,502,695
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	21,207,371
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	122,356,158
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,529,244
111,835,000	U.S. Treasury Notes, 3.625%, 8/31/2029	110,432,694
179,360,000	U.S. Treasury Notes, 3.625%, 9/30/2031	174,897,019
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,836,635
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,614,452
17,605,000	U.S. Treasury Notes, 3.750%, 8/31/2031	17,296,225
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,449,737
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,676,248
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,725,129
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$34,370,000	U.S. Treasury Notes, 3.875%, 8/15/2034	$33,500,009
4,940,000	U.S. Treasury Notes, 4.000%, 2/28/2030	4,951,192
105,885,000	U.S. Treasury Notes, 4.000%, 3/31/2030	106,100,079
108,560,000	U.S. Treasury Notes, 4.000%, 2/15/2034	107,084,262
28,635,000	U.S. Treasury Notes, 4.125%, 10/31/2029	28,845,288
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	31,766,815
820,000	U.S. Treasury Notes, 4.125%, 3/31/2032	822,306
101,645,000	U.S. Treasury Notes, 4.125%, 11/15/2032	101,795,880
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,865,627
11,025,000	U.S. Treasury Notes, 4.375%, 12/31/2029	11,225,259
19,365,000	U.S. Treasury Notes, 4.500%, 12/31/2031	19,851,394
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	45,906,837
37,695,000	U.S. Treasury Notes, 4.625%, 2/15/2035	38,943,647
2,914,457,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	65,092,421
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,093,808
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,164,677
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	24,153,200
		2,493,908,582
	Wireless — 0.7%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,551,571
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	745,851
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,820,638
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,830,754
7,105,000	SBA Communications Corp., 3.125%, 2/01/2029	6,484,434
18,330,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	17,585,802
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,642,162
		54,661,212
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,425,118
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	1,968,733
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,319,440
13,026,000	AT&T, Inc., 3.650%, 9/15/2059	8,785,150
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,292,524
		22,790,965
	Total Non-Convertible Bonds (Identified Cost $7,389,594,875)	6,966,356,903

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,484,714
	Total Bonds and Notes (Identified Cost $7,402,379,875)	6,973,841,617

Collateralized Loan Obligations — 5.3%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.084%, 10/15/2034(a)(b)	3,406,438
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.046%, 4/15/2035(a)(b)	4,184,024
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.502%, 7/15/2034(a)(b)	$2,365,052
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.702%, 7/15/2034(a)(b)	2,922,087
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.702%, 4/15/2037(a)(b)	1,816,741
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.193%, 1/20/2038(a)(b)	3,460,369
5,290,000	AGL CLO 21 Ltd., Series 2022-21A, Class BR, 3 mo. USD SOFR + 1.650%, 5.943%, 10/21/2037(a)(b)	5,282,710
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.343%, 4/21/2037(a)(b)	6,520,482
4,230,000	AGL CLO 35 Ltd., Series 2024-35A, Class C, 3 mo. USD SOFR + 1.900%, 6.412%, 1/21/2038(a)(b)	4,229,146
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 6.414%, 10/15/2034(a)(b)	748,745
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.543%, 4/20/2037(a)(b)	941,885
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.443%, 7/20/2037(a)(b)	4,135,746
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.065%, 1/20/2037(a)(b)	2,911,781
2,983,064	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.239%, 1/16/2030(a)(b)	2,985,817
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.108%, 7/16/2037(a)(b)	1,643,578
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.608%, 7/16/2037(a)(b)	2,002,542
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.308%, 4/16/2037(a)(b)	5,784,812
5,575,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 6.520%, 10/23/2037(a)(b)	5,580,547
6,880,000	Bain Capital Credit CLO Ltd., Series 2024-6A, Class C, 3 mo. USD SOFR + 1.850%, 6.165%, 1/21/2038(a)(b)	6,857,310
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 6.343%, 4/20/2036(a)(b)	6,000,096
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.646%, 1/20/2038(a)(b)	6,704,968
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.114%, 7/15/2032(a)(b)	1,400,897
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.052%, 7/15/2036(a)(b)	3,813,280
Principal Amount (‡)	Description	Value (†)

$1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 6.555%, 7/18/2030(a)(b)	$1,066,807
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 5.728%, 1/25/2035(a)(b)	5,000,770
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.814%, 4/15/2034(a)(b)	397,818
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.440%, 1/20/2038(a)(b)	5,904,127
3,440,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class CR, 3 mo. USD SOFR + 1.900%, 6.193%, 10/20/2037(a)(b)	3,441,097
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.198%, 1/25/2038(a)(b)	2,551,117
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.963%, 1/25/2038(a)(b)	6,898,612
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 6.149%, 4/30/2031(a)(b)	1,676,643
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.709%, 1/22/2038(a)(b)	6,611,730
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.835%, 10/22/2037(a)(b)	3,952,960
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.312%, 7/25/2034(a)(b)	1,864,979
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.593%, 10/20/2037(a)(b)	3,189,778
2,160,000	Bridge Street CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.220%, 0.000%, 4/20/2038(a)(b)(h)	2,155,252
2,430,000	Bridge Street CLO Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 0.000%, 4/20/2038(a)(b)(h)	2,427,696
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.922%, 4/15/2037(a)(b)	6,819,318
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 7/15/2031(a)(b)	500,552
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 10/15/2034(a)(b)	1,984,719
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 5.943%, 1/20/2032(a)(b)	545,447
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.993%, 4/20/2032(a)(b)	3,799,967
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.753%, 7/20/2037(a)(b)	4,967,056
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.215%, 7/17/2034(a)(b)	523,715
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.542%, 1/17/2038(a)(b)	$1,433,736
3,600,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.052%, 7/15/2036(a)(b)	3,606,570
2,160,000	CIFC Funding Ltd., Series 2018-1A, Class CR, 3 mo. USD SOFR + 1.800%, 6.149%, 1/18/2038(a)(b)	2,158,132
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.214%, 7/15/2036(a)(b)	2,935,854
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.655%, 10/20/2034(a)(b)	4,502,047
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 7.552%, 1/23/2035(a)(b)	7,195,148
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.143%, 7/21/2037(a)(b)	7,110,748
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.823%, 4/20/2037(a)(b)	4,209,840
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.725%, 7/20/2034(a)(b)	7,653,040
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.987%, 1/15/2038(a)(b)	7,551,162
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.090%, 1/20/2037(a)(b)	2,956,712
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.910%, 4/22/2037(a)(b)	7,015,771
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.050%, 10/25/2037(a)(b)	5,155,670
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.400%, 4/25/2037(a)(b)	6,051,437
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.972%, 4/20/2038(a)(b)	3,788,709
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.192%, 4/26/2031(a)(b)	1,517,913
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,521,445
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2031(a)(b)	1,610,821
4,320,000	KKR CLO 54 Ltd., Series 2024-54A, Class B, 3 mo. USD SOFR + 1.700%, 6.021%, 1/15/2038(a)(b)	4,328,662
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 5.940%, 1/17/2030(a)(b)	1,190,441
745,000	Madison Park Funding XL Ltd., Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.075%, 5/28/2030(a)(b)	745,059
Principal Amount (‡)	Description	Value (†)

$1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.052%, 11/21/2030(a)(b)	$1,405,000
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 6.217%, 4/20/2038(a)(b)	1,631,817
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.455%, 4/20/2032(a)(b)	475,240
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.215%, 7/17/2034(a)(b)	833,243
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.105%, 10/20/2030(a)(b)	3,595,413
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 7.002%, 1/15/2031(a)(b)	3,990,638
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.062%, 1/28/2030(a)(b)	1,345,062
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 6.462%, 1/28/2030(a)(b)	650,291
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.402%, 7/15/2038(a)(b)	5,012,275
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.355%, 10/20/2034(a)(b)	2,744,931
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.953%, 10/17/2036(a)(b)	6,231,552
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.990%, 1/23/2038(a)(b)	3,205,494
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.702%, 4/15/2037(a)(b)	7,019,166
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.193%, 4/20/2037(a)(b)	4,358,737
2,025,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.893%, 1/20/2038(a)(b)	2,018,176
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1R, 3 mo. USD SOFR + 1.550%, 5.830%, 1/20/2038(a)(b)	8,819,616
2,700,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.093%, 4/20/2037(a)(b)	2,702,789
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 6.052%, 1/18/2038(a)(b)	3,319,749
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.414%, 4/15/2031(a)(b)	2,925,079
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	2,602,634
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.452%, 7/15/2037(a)(b)	2,490,442
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 6.280%, 11/14/2034(a)(b)	$250,005
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.243%, 7/20/2037(a)(b)	2,345,960
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.981%, 1/15/2038(a)(b)	2,468,844
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.862%, 4/20/2038(a)(b)	2,494,120
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 5.964%, 10/15/2029(a)(b)	1,498,774
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.202%, 10/15/2030(a)(b)	1,000,716
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2034(a)(b)	2,320,689
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.961%, 4/20/2038(a)(b)	3,446,967
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.411%, 4/20/2038(a)(b)	3,839,732
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.193%, 4/20/2035(a)(b)	1,535,028
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.393%, 4/20/2037(a)(b)	5,395,102
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.876%, 1/20/2038(a)(b)	2,320,905
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.255%, 10/18/2034(a)(b)	3,727,072
8,550,000	RAD CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.611%, 1/15/2038(a)(b)	8,547,957
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.205%, 4/20/2034(a)(b)	1,491,241
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 6.305%, 7/20/2034(a)(b)	2,757,438
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 4/20/2034(a)(b)	2,599,978
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.352%, 4/15/2037(a)(b)	7,045,571
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.932%, 4/15/2037(a)(b)	7,014,728
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.207%, 1/17/2038(a)(b)	5,022,558
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.810%, 4/23/2037(a)(b)	5,415,118
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.043%, 1/20/2037(a)(b)	2,065,156
Principal Amount (‡)	Description	Value (†)

$2,525,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 2.000%, 0.000%, 4/20/2038(a)(b)(h)	$2,525,000
2,165,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.700%, 0.000%, 4/20/2038(a)(b)(h)	2,165,000
1,660,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 3.250%, 0.000%, 4/20/2038(a)(b)(h)	1,660,000
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.730%, 1/05/2038(a)(b)	6,888,573
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.214%, 7/15/2034(a)(b)	1,866,319
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 5.725%, 7/21/2034(a)(b)	5,000,150
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.343%, 7/18/2037(a)(b)	4,114,052
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.623%, 2/25/2038(a)(b)	7,143,034
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR2, 3 mo. USD SOFR + 2.100%, 6.393%, 7/20/2032(a)(b)	3,239,272
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.393%, 10/20/2036(a)(b)	2,297,182
	Total Collateralized Loan Obligations (Identified Cost $419,161,584)	420,097,715

Short-Term Investments — 7.2%
168,759,510	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $168,771,230 on 4/01/2025 collateralized by $122,636,400 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $104,298,464; $67,450,900 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $67,836,277 including accrued interest (Note 2 of Notes to Financial Statements)	168,759,510
91,210,000	Federal Home Loan Bank Discount Notes, 4.050%–4.150%, 4/07/2025(i)(j)	91,135,157
72,375,000	U.S. Treasury Bills, 4.168%–4.170%, 5/27/2025(i)(j)	71,897,928
51,090,000	U.S. Treasury Bills, 4.185%, 6/20/2025(j)	50,613,081
22,845,000	U.S. Treasury Bills, 4.188%–4.207%, 5/22/2025(g)(i)(j)	22,708,263
15,200,000	U.S. Treasury Bills, 4.221%, 4/03/2025(j)	15,196,416
69,475,000	U.S. Treasury Bills, 4.230%, 4/08/2025(j)	69,417,641
75,085,000	U.S. Treasury Bills, 4.245%, 4/15/2025(j)	74,961,115
	Total Short-Term Investments (Identified Cost $564,711,959)	564,689,111
	Total Investments — 100.9% (Identified Cost $8,386,253,418)	7,958,628,443
	Other assets less liabilities — (0.9)%	(69,740,377)
	Net Assets — 100.0%	$7,888,888,066

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to $1,887,818,726 or
23.9% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	When–issued/delayed delivery.
(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	New issue unsettled as of March 31, 2025. Coupon rate does not take effect until settlement date.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	1,935	$399,789,413	$400,877,580	$1,088,167
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	2,874	308,875,943	310,841,063	1,965,120
Total					$3,053,287
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	31.6%
Mortgage Related	23.3
Banking	5.9
Finance Companies	3.2
ABS Other	2.1
Other Investments, less than 2% each	22.3
Collateralized Loan Obligations	5.3
Short-Term Investments	7.2
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 65.4% of Net Assets
	Canada — 1.5%
420,700	CGI, Inc.	$41,998,376
	France — 0.9%
37,829	LVMH Moet Hennessy Louis Vuitton SE	23,426,673
	Japan — 1.9%
1,615,061	Nomura Research Institute Ltd.	52,574,033
	Netherlands — 1.7%
68,647	ASML Holding NV	45,428,738
	Sweden — 2.1%
3,637,259	Atlas Copco AB, Class A	58,099,496
	Taiwan — 2.1%
2,021,000	Taiwan Semiconductor Manufacturing Co. Ltd.	56,917,387
	United Kingdom — 2.8%
1,212,021	Halma PLC	40,665,194
243,842	London Stock Exchange Group PLC	36,217,153
		76,882,347
	United States — 52.4%
74,758	Adobe, Inc.(a)	28,671,936
438,686	Airbnb, Inc., Class A(a)	52,405,430
624,753	Allison Transmission Holdings, Inc.	59,770,119
484,518	Alphabet, Inc., Class A	74,925,864
456,157	Amazon.com, Inc.(a)	86,788,431
57,144	BlackRock, Inc.	54,085,653
142,676	Builders FirstSource, Inc.(a)	17,825,939
61,504	Costco Wholesale Corp.	58,169,253
147,617	Cummins, Inc.	46,269,072
200,627	Danaher Corp.	41,128,535
101,285	Diamondback Energy, Inc.	16,193,446
72,429	Goldman Sachs Group, Inc.	39,567,238
119,756	Hilton Worldwide Holdings, Inc.	27,250,478
151,969	Home Depot, Inc.	55,695,119
176,637	JPMorgan Chase & Co.	43,329,056
138,293	Linde PLC	64,394,753
157,519	Mastercard, Inc., Class A	86,339,314
43,697	Mettler-Toledo International, Inc.(a)	51,602,224
767,384	NVIDIA Corp.	83,169,078
52,237	O'Reilly Automotive, Inc.(a)	74,833,681
101,376	Parker-Hannifin Corp.	61,621,402
119,577	Roper Technologies, Inc.	70,500,208
182,410	S&P Global, Inc.	92,682,521
107,347	Salesforce, Inc.	28,807,641
118,177	Schneider Electric SE	27,280,600
80,960	Trane Technologies PLC	27,277,043
122,323	UnitedHealth Group, Inc.	64,066,671
		1,434,650,705
	Total Common Stocks (Identified Cost $1,358,080,897)	1,789,977,755

Principal Amount (‡)
Bonds and Notes — 32.2%

Non-Convertible Bonds — 31.6%
Argentina — 0.2%
$9,030,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	5,642,179
Principal Amount (‡)	Description	Value (†)

	Australia — 1.8%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$2,821,474
5,325,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	3,175,833
5,540,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	3,137,207
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(c)	657,763
11,515,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	11,563,264
17,585,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	18,831,609
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,302,061
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,918,809
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(c)	94,894
		50,502,914
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,450,341
	Brazil — 1.2%
10,000,000	Brazil Government International Bonds, 4.500%, 5/30/2029	9,663,632
5,110,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,971,906
2,500,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,430,302
53,329 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,686,557
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,348,291
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	613,467
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,288,295
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	496,410
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,009,206
		32,508,066
	Canada — 2.0%
2,870,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	2,597,393
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	643,456
292,108	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	280,485
597,144	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	558,574
505,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	482,716
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	1,186,490
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	321,868
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	1,984,726
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,460,144
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	996,949
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,933,979
24,285,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	16,978,490
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
12,590,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	$8,921,967
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,198,786
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,239,974
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,059,583
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,190,969
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,335,824
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,018,243
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,576,806
		55,967,422
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	495,235
975,000	Antofagasta PLC, 5.625%, 5/13/2032	984,986
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	527,036
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,259,117
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	866,400
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,359,350
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,791,606
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	499,488
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	566,280
525,000	Enel Chile SA, 4.875%, 6/12/2028	522,926
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,448,613
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,109,981
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	959,543
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	912,891
		16,303,452
	Colombia — 0.6%
4,480,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,618,048
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,265,536
555,000	Colombia Government International Bonds, 7.750%, 11/07/2036	538,805
7,073,300,000	Colombia TES, 6.250%, 11/26/2025, (COP)	1,655,931
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	6,889,088
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,184,302
		15,151,710
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,500,698
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	2,017,440
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	1,047,816
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	592,212
Principal Amount (‡)	Description	Value (†)

	Dominican Republic — continued
$995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	$1,000,552
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	435,349
		5,093,369
	France — 0.3%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	203,883
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(c)	1,204,688
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,012,817
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,286,152
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	968,784
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(c)	1,011,192
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,507,971
		7,195,487
	Germany — 0.4%
4,760,000	Bundesobligation, 2.100%, 4/12/2029, (EUR)	5,122,662
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,572,543
2,265,000	Mercedes-Benz Finance North America LLC, 4.800%, 8/01/2029(c)	2,257,370
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(c)	1,411,849
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	323,078
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	245,688
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	640,133
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	255,420
		11,828,743
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	957,222
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,667,741
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,399,253
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,185,025
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(c)	2,380,493
		8,632,512
	Indonesia — 0.2%
43,840,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,653,141
50,092,000,000	Indonesia Treasury Bonds, 7.500%, 5/15/2038, (IDR)	3,088,869
		5,742,010
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,874,920
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Ireland — continued
$2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	$2,454,279
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(e)	3,361,635
		8,690,834
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,251,855
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,740,789
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,431,846
13,731,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	9,921,031
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,657,962
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	498,302
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,748,836
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,533,060
		29,783,681
	Italy — 0.7%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,558
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,382,060
8,325,000	Italy Buoni Poliennali Del Tesoro, 3.350%, 7/01/2029, (EUR)	9,203,191
1,145,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	1,255,117
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	875,881
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,829,115
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,465,402
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	810,625
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	584,815
		18,606,764
	Japan — 0.9%
1,091,543,600 (f)	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)(g)	7,551,988
1,446,450,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	9,376,803
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,733,258
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,984,146
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,208,811
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,249,211
		24,104,217
Principal Amount (‡)	Description	Value (†)

	Korea — 0.7%
$1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(c)	$1,510,776
4,500,000,000	Korea Treasury Bonds, 1.125%, 9/10/2025, (KRW)	3,037,822
13,130,550,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	8,330,773
3,600,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	2,492,708
4,450,000,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	3,104,593
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	762,534
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,094
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	146,580
		19,593,880
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	958,184
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,829,375
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	255,812
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,456,983
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	866,887
		5,367,241
	Malaysia — 0.1%
11,200,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,531,263
	Mexico — 1.9%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	815,806
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	785,789
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,746,307
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(c)	1,944,131
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	849,713
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(h)	793,190
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,629,654
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,099,492
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	299,841
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,332,189
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	738,639
1,707,184 (i)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,130,449
724,558 (i)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,463,730
1,064,466 (i)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,141,967
637,836 (i)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,849,496
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,402,305
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,541,055
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	138,022
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	742,940
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$10,000,000	Mexico Government International Bonds, 5.000%, 5/07/2029	$9,884,514
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	724,462
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	317,698
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(c)	1,789,098
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,199,599
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,077,714
		52,437,800
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,399,204
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	867,921
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(e)	1,785,640
		2,653,561
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,601,879
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	430,559
6,310,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	3,065,905
15,075,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	8,280,068
		14,378,411
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,336,015
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,644,782
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,532,246
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,087,980
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	511,195
		9,112,218
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,374,517
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	182,909
		1,557,426
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	2,995,309
840,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	829,795
		3,825,104
Principal Amount (‡)	Description	Value (†)

	Poland — 0.4%
39,045,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	$8,126,066
12,970,000	Republic of Poland Government Bonds, 3.250%, 7/25/2025, (PLN)	3,331,397
		11,457,463
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,313,355
	Qatar — 0.1%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,382,400
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(c)	884,903
	Singapore — 0.3%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,447,237
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	1,243,327
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,439,439
39,185,000	Republic of South Africa Government Bonds, 7.000%, 2/28/2031, (ZAR)	1,896,445
116,835,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,702,516
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,587,566
19,900,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	19,287,058
		35,156,351
	Spain — 0.5%
800,000	Banco Santander SA, 6.938%, 11/07/2033	890,416
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,914,598
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(c)	1,306,732
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,155,986
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,644,337
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	731,980
2,355,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,641,605
		12,285,654
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,848,391
	Sweden — 0.1%
38,000,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,288,215
2,560,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	254,752
		3,542,967
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Switzerland — 0.2%
$325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	$397,148
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,635,028
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	802,770
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	336,957
		4,171,903
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(c)	402,550
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,111,600
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,370,427
		2,482,027
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,225,800
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,296,298
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,188,852
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,065,469
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	429,968
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	67,185
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	140,577
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	1,341,591
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	917,757
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,286,584
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	303,179
9,590,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	12,343,131
9,845,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	12,360,299
		32,740,890
	United States — 11.8%
1,475,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,479,511
667,302	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	655,257
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	270,615
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	365,200
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	358,275
180,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	181,852
Principal Amount (‡)	Description	Value (†)

	United States — continued
$800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	$718,037
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,142,545
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,187
2,390,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,929,925
1,745,000	Block, Inc., 3.500%, 6/01/2031	1,534,215
1,220,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,249,466
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,169,152
1,000,000	Boeing Co., 5.150%, 5/01/2030	1,006,202
899,000	Boeing Co., 5.705%, 5/01/2040	873,923
4,965,000	Boeing Co., 5.805%, 5/01/2050	4,726,588
60,000	Boeing Co., 5.930%, 5/01/2060	56,439
5,840,000	Boeing Co., 6.528%, 5/01/2034	6,257,480
9,335,000	Boeing Co., 6.858%, 5/01/2054	10,139,637
1,105,000	Boeing Co., 7.008%, 5/01/2064	1,197,368
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.941%, 12/15/2038(b)(c)	113,283
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.190%, 12/15/2038(b)(c)	853,098
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,745,060
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,397,715
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,536,379
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	6,047,351
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,357,075
695,000	Carnival Corp., 5.750%, 3/01/2027(c)	695,437
1,090,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,085,613
6,070,000	Carnival Corp., 6.125%, 2/15/2033(c)	5,981,558
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,010,756
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,294,451
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	660,467
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,283,596
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,222,531
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	251,601
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	2,229,557
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,697,934
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	9,693,322
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,444,654
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,736,684
11,460,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	5,576,866
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	874,125
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	507,434
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	262,350
2,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	1,477,892
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	867,998
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,524
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,243
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,025,792
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,380,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	$1,325,076
2,340,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	2,147,993
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	670,461
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,693,238
19,499,106	EchoStar Corp., 10.750%, 11/30/2029	20,488,936
1,646,147	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(j)	1,493,613
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,123,511
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,676,353
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,795,806
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	903,154
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	417,023
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,139,243
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,212,332
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,088,856
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,508,133
685,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	656,800
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	725,621
1,620,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,651,307
6,430,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(h)	6,580,738
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(c)	219,672
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(c)	1,439,401
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(c)	532,188
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(c)	215,119
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	912,738
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	156,959
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	646,778
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,462,687
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	205,883
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	574,651
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	414,322
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,173,161
727,000	NCL Corp. Ltd., 5.875%, 3/15/2026(c)	725,476
3,000,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	2,963,408
725,000	NCL Finance Ltd., 6.125%, 3/15/2028(c)	722,681
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(c)	2,041,348
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	22,526
575,000	ONEOK, Inc., 5.450%, 6/01/2047	520,970
180,000	Ovintiv, Inc., 6.500%, 8/15/2034	187,640
4,175,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(c)	4,158,483
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,112,342
Principal Amount (‡)	Description	Value (†)

	United States — continued
$315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	$295,835
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	452,295
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	650,273
870,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	787,951
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,206,335
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,507,254
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	424,943
2,085,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,098,240
590,000	Quikrete Holdings, Inc., 6.750%, 3/01/2033(c)	587,315
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	499,817
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,159,773
4,749,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	4,379,740
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(c)	2,342,502
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	6,280,453
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	3,868,669
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,348,891
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,266,460
2,930,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	2,877,034
7,055,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(c)	7,050,603
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	403,612
585,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	577,795
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	399,810
270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	235,748
60,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	55,426
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	900,812
555,000	SM Energy Co., 6.750%, 8/01/2029(c)	546,734
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	274,797
2,250,000	Synopsys, Inc., 5.150%, 4/01/2035	2,261,848
2,635,000	Synopsys, Inc., 5.700%, 4/01/2055	2,616,325
875,000	Targa Resources Corp., 6.125%, 3/15/2033	913,338
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	244,555
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	161,523
665,000	TD SYNNEX Corp., 6.100%, 4/12/2034	683,966
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	170,766
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	78,790
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	68,558
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	73,724
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	$2,688,991
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	355,832
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	411,144
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	3,797,247
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	495,139
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	217,635
2,075,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,897,166
8,610,000	U.S. Treasury Notes, 3.500%, 9/30/2026	8,552,824
17,340,000	U.S. Treasury Notes, 4.125%, 10/31/2026	17,383,350
2,150,000	U.S. Treasury Notes, 4.250%, 11/30/2026	2,160,330
19,390,000	U.S. Treasury Notes, 4.500%, 3/31/2026(k)	19,469,681
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(c)	12,883,436
1,610,000	Uber Technologies, Inc., 4.800%, 9/15/2034	1,563,648
6,950,000	Uber Technologies, Inc., 6.250%, 1/15/2028(c)	6,991,790
847,000	Uber Technologies, Inc., 7.500%, 9/15/2027(c)	857,344
204,236	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	201,279
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,090,682
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	770,282
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	1,026,718
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	177,617
1,490,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(h)	1,413,993
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,044,199
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(c)	885,220
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(c)	297,875
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	343,574
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	404,890
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	403,519
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	133,942
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	100,532
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	660,795
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,581,087
		323,029,118
	Uruguay — 0.1%
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,942,081
	Total Non-Convertible Bonds (Identified Cost $914,939,568)	864,830,819

Convertible Bonds — 0.6%
	United States — 0.6%
6,650,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	6,254,325
1,086,000	Carnival Corp., 5.750%, 12/01/2027	1,811,991
Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,101,905	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(j)	$6,810,872
1,440,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,752,480
	Total Convertible Bonds (Identified Cost $16,312,480)	16,629,668

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	94,758
	Total Bonds and Notes (Identified Cost $931,367,039)	881,555,245

Senior Loans — 0.9%
	Ireland — 0.1%
719,595	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(l)	714,839
704,829	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(m)	700,169
		1,415,008
	United Kingdom — 0.1%
2,085,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(l)	2,056,331
135,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 7.981%, 2/15/2031(b)(m)	133,144
		2,189,475
	United States — 0.7%
1,756,760	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.069%, 9/19/2031(b)(m)	1,744,796
100,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(l)	99,896
232,063	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(l)	231,724
706,062	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(m)	705,032
1,100,565	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	1,097,263
930,921	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(m)	928,361
1,925,335	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(m)	1,921,119
205,534	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(m)	205,190
227,010	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.819%, 1/18/2028(b)(m)	219,160
570,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(m)	566,084
54,819	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(n)	54,739
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$9,674	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(m)	$9,660
500,893	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(m)	500,162
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	745,352
20,225	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	20,105
1,916,813	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(l)	1,900,942
266,639	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(b)(m)	265,317
438,900	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(l)	438,764
817,164	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(b)(m)	813,593
99,251	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.566%, 4/14/2029(b)(m)	98,863
805,864	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(m)	804,857
248,744	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(m)	248,082
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(m)	229,610
1,036,418	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(m)	1,030,914
153,615	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 9/15/2031(b)(m)	152,962
243,163	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(m)	242,190
2,054,101	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(m)	2,046,912
94,052	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.799%, 2/28/2031(b)(m)	93,468
161,975	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.049%, 8/24/2028(b)(m)	161,857
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.049%, 5/06/2031(b)(m)	268,475
2,064,400	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(m)	2,062,934
		19,908,383
	Total Senior Loans (Identified Cost $23,620,454)	23,512,866

Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 1.0%
$28,222,559	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $28,224,519 on 4/01/2025 collateralized by $28,551,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $28,787,029 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost$28,222,559)	$28,222,559
	Total Investments — 99.5% (Identified Cost $2,341,290,949)	2,723,268,425
	Other assets less liabilities — 0.5%	12,494,649
	Net Assets — 100.0%	$2,735,763,074

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(c)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2025, the value of Rule 144A holdings amounted to
$302,122,813 or 11.0% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Amount shown represents principal amount including inflation adjustments.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Perpetual bond with no specified maturity date.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 0.75%, to which the spread is added.

See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
(n)
Unfunded loan commitment. An unfunded loan commitment
is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until
the borrower draws on the loan commitment, at which time
the rate will become the stated rate in the loan agreement.
See Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/03/2025	BRL	S	55,000,000	$9,342,143	$9,515,911	$(173,768)
Bank of America N.A.	6/03/2025	BRL	S	9,600,000	1,664,355	1,660,959	3,396
Bank of America N.A.	6/18/2025	JPY	B	6,764,006,000	45,944,261	45,485,382	(458,879)
Bank of America N.A.	6/18/2025	JPY	S	768,037,000	5,215,092	5,164,759	50,333
Bank of America N.A.	6/18/2025	KRW	S	19,047,379,000	13,143,194	12,989,300	153,894
Bank of America N.A.	6/18/2025	MXN	S	323,885,000	15,708,793	15,665,573	43,220
Bank of America N.A.	6/18/2025	ZAR	S	52,995,000	2,882,246	2,872,548	9,698
Deutsche Bank AG	6/18/2025	IDR	S	97,000,000,000	5,877,897	5,836,341	41,556
HSBC Bank USA N.A.	6/18/2025	AUD	S	9,103,000	5,732,205	5,691,613	40,592
HSBC Bank USA N.A.	6/18/2025	CAD	S	63,097,000	44,054,974	44,014,000	40,974
HSBC Bank USA N.A.	6/18/2025	CNH	B	219,000,000	30,428,458	30,299,161	(129,297)
Morgan Stanley Capital Services LLC	6/18/2025	EUR	B	78,264,000	85,683,662	84,992,496	(691,166)
Morgan Stanley Capital Services LLC	6/18/2025	NZD	S	6,003,000	3,433,680	3,414,627	19,053
Royal Bank of Canada	6/18/2025	GBP	S	4,123,000	5,338,093	5,325,497	12,596
UBS AG	6/18/2025	COP	S	30,469,789,000	7,319,542	7,211,139	108,403
Total							$(929,395)
At March 31, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	6/18/2025	NOK	30,959,000	EUR	2,614,167	$2,838,911	$(103,703)
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	358	$39,562,395	$39,816,313	$253,918
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	216	44,666,652	44,749,125	82,473
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	1,010	108,547,317	109,237,812	690,495
Eurex 10 Year Euro BUND Futures	6/06/2025	224	30,981,762	31,204,060	222,298
Total					$1,249,184
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	222	$26,104,626	$26,036,438	$68,188
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	77	9,484,803	9,413,250	71,553
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	55	6,253,760	6,276,875	(23,115)
Total					$116,626
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	9.6%
Machinery	8.3
Capital Markets	8.1
Semiconductors & Semiconductor Equipment	6.8
Specialty Retail	4.7
Software	4.7
IT Services	3.4
Life Sciences Tools & Services	3.4
Broadline Retail	3.2
Financial Services	3.2
Hotels, Restaurants & Leisure	2.9
Sovereigns	2.9
Interactive Media & Services	2.7
Chemicals	2.5
Cable Satellite	2.5
Health Care Providers & Services	2.3
Banking	2.2
Consumer Staples Distribution & Retail	2.1
Other Investments, less than 2% each	23.0
Short-Term Investments	1.0
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%
Currency Exposure Summary at March 31, 2025 (Unaudited)
United States Dollar	75.4%
Euro	5.2
British Pound	4.0
Canadian Dollar	3.5
Japanese Yen	2.5
Swedish Krona	2.2
New Taiwan Dollar	2.1
Other, less than 2% each	4.6
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 4.6%
3,781,684	Boeing Co.(a)	$644,966,206
	Air Freight & Logistics — 1.2%
1,454,568	Expeditors International of Washington, Inc.	174,911,802
	Automobiles — 6.2%
3,375,435	Tesla, Inc.(a)	874,777,735
	Beverages — 2.7%
6,585,430	Monster Beverage Corp.(a)	385,379,364
	Biotechnology — 5.3%
421,082	Regeneron Pharmaceuticals, Inc.	267,062,837
988,724	Vertex Pharmaceuticals, Inc.(a)	479,353,169
		746,416,006
	Broadline Retail — 6.8%
974,471	Alibaba Group Holding Ltd., ADR	128,854,300
4,352,171	Amazon.com, Inc.(a)	828,044,055
		956,898,355
	Capital Markets — 2.4%
383,250	FactSet Research Systems, Inc.	174,240,780
2,183,220	SEI Investments Co.	169,483,369
		343,724,149
	Entertainment — 9.2%
998,752	Netflix, Inc.(a)	931,366,202
3,696,704	Walt Disney Co.	364,864,685
		1,296,230,887
	Financial Services — 7.5%
1,849,122	Block, Inc.(a)	100,462,798
1,676,969	PayPal Holdings, Inc.(a)	109,422,227
2,399,579	Visa, Inc., Class A	840,956,457
		1,050,841,482
	Health Care Equipment & Supplies — 1.6%
444,068	Intuitive Surgical, Inc.(a)	219,933,558
	Hotels, Restaurants & Leisure — 3.3%
2,452,113	Starbucks Corp.	240,527,764
1,186,665	Yum China Holdings, Inc.	61,777,780
1,006,641	Yum! Brands, Inc.	158,405,028
		460,710,572
	Interactive Media & Services — 13.3%
3,698,473	Alphabet, Inc., Class A	571,931,865
1,319,227	Alphabet, Inc., Class C	206,102,834
1,916,673	Meta Platforms, Inc., Class A	1,104,693,650
		1,882,728,349
	IT Services — 2.4%
3,563,372	Shopify, Inc., Class A(a)	339,892,238
	Life Sciences Tools & Services — 1.9%
1,080,850	Illumina, Inc.(a)	85,754,639
371,733	Thermo Fisher Scientific, Inc.	184,974,341
		270,728,980
	Machinery — 0.9%
273,611	Deere & Co.	128,419,323
	Pharmaceuticals — 3.7%
1,454,643	Novartis AG, ADR	162,163,602
3,288,965	Novo Nordisk AS, ADR	228,385,729
3,304,373	Roche Holding AG, ADR	135,974,949
		526,524,280
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 9.5%
10,634,084	NVIDIA Corp.	$1,152,522,024
1,231,180	QUALCOMM, Inc.	189,121,560
		1,341,643,584
	Software — 14.8%
1,466,918	Autodesk, Inc.(a)	384,039,132
1,560,266	Microsoft Corp.	585,708,254
4,352,860	Oracle Corp.	608,573,357
1,472,725	Salesforce, Inc.	395,220,481
511,095	Workday, Inc., Class A(a)	119,356,015
		2,092,897,239
	Textiles, Apparel & Luxury Goods — 0.8%
1,774,815	NIKE, Inc., Class B	112,665,256
	Total Common Stocks (Identified Cost $6,337,595,478)	13,850,289,365

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	148,715,311

Principal Amount
Short-Term Investments — 0.5%
$70,500,008	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $70,504,904 on 4/01/2025 collateralized by $32,777,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $33,047,939; $21,666,600 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $22,152,884; $16,000,000 U.S. Treasury Note, 4.625% due 4/30/2029 valued at $16,709,314 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $70,500,008)	70,500,008
	Total Investments — 99.7% (Identified Cost $6,541,943,414)	14,069,504,684
	Other assets less liabilities — 0.3%	41,722,430
	Net Assets — 100.0%	$14,111,227,114

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Growth Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Software	14.8%
Interactive Media & Services	13.3
Semiconductors & Semiconductor Equipment	9.5
Entertainment	9.2
Financial Services	7.5
Broadline Retail	6.8
Automobiles	6.2
Biotechnology	5.3
Aerospace & Defense	4.6
Pharmaceuticals	3.7
Hotels, Restaurants & Leisure	3.3
Beverages	2.7
Capital Markets	2.4
IT Services	2.4
Other Investments, less than 2% each	6.4
Affiliated Exchange-Traded Funds	1.1
Short-Term Investments	0.5
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.5% of Net Assets
	ABS Car Loan — 12.7%
$114,010	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$114,191
9,932	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	9,953
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	423,252
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	250,752
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	505,844
99,835	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	99,758
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	878,852
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,407
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,124,133
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	254,067
696,639	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	699,648
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,748
1,003,566	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,006,979
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	291,197
600,000	CarMax Select Receivables Trust, Series 2025-A, 4.770%, 9/17/2029	599,125
60,805	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	60,505
39,989	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	40,011
402,633	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	404,937
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,687
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	576,461
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,182
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	183,521
219,727	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	221,157
149,434	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	150,901
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	161,031
276,765	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	277,207
310,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	311,955
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	472,457
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	135,527
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, 5.020%, 3/15/2035(a)	200,316
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	$354,346
52,065	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	51,945
17,874	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	17,887
298,888	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	299,345
54,103	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	54,001
247,739	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	249,446
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,216
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	212,493
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	140,740
152,683	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	152,832
72,844	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	72,888
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, 4.740%, 1/16/2029	500,320
261,917	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	262,514
362,915	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	363,074
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	453,710
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	170,721
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	551,935
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,375,688
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	383,249
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	160,250
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	374,552
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,924
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,134
82,882	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	83,867
245,566	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	247,945
178,424	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	178,068
185,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	185,498
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	164,638
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	230,897
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	268,184
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	220,230
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	$726,592
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	247,706
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	233,656
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	261,930
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	229,454
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,737
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	216,341
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	164,970
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	374,919
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	125,829
453,544	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	458,095
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	160,256
196,817	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	195,055
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	341,459
332,096	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	331,872
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,567
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	173,587
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	547,424
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	602,054
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	332,494
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, 4.670%, 8/15/2029	95,222
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	215,605
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,492
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,017
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	423,213
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	134,741
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	231,085
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	437,750
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	372,369
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	797,828
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,347
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	$704,932
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	186,941
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,505
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	310,993
543,633	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	548,050
247,232	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	249,270
225,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	225,948
105,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	105,373
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	235,293
61,520	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	61,406
		30,314,675
	ABS Credit Card — 0.5%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	727,661
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	334,092
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	246,746
		1,308,499
	ABS Other — 4.4%
258,388	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	260,224
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	322,379
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	864,819
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,702
171,746	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	156,872
104,836	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	105,780
83,007	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	84,223
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	238,511
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	61,005
268,030	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	272,788
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	269,817
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	741,662
637,759	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	640,575
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	640,939
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,376
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$89,963	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	$90,525
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	183,562
47,555	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	47,789
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	459,247
30,032	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	29,033
112,497	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	114,011
325,429	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	328,992
925,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	920,265
348,524	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	352,071
77,301	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	77,733
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	137,304
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	206,783
110,137	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	109,668
166,062	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	166,276
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	177,751
255,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	256,774
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	326,714
31,429	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	31,182
232,596	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	233,801
94,363	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	97,332
306,892	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	309,878
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	817,535
		10,397,898
	ABS Residential Mortgage — 0.0%
1,153	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,135
	ABS Student Loan — 0.0%
61,048	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	59,756
33,004	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	30,527
		90,283
	Aerospace & Defense — 0.2%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	481,683
	Agency Commercial Mortgage-Backed Securities — 0.3%
848,531	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	831,995
Principal Amount	Description	Value (†)
	Automotive — 4.3%
$555,000	American Honda Finance Corp., 4.800%, 3/05/2030	$553,777
830,000	BMW U.S. Capital LLC, 5.050%, 3/21/2030(a)	834,363
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	820,835
665,000	Denso Corp., 1.239%, 9/16/2026(a)	634,565
730,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	729,609
515,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	515,532
435,000	General Motors Financial Co., Inc., 5.350%, 1/07/2030	434,244
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	271,659
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	179,259
415,000	Hyundai Capital America, 4.875%, 11/01/2027(a)	415,933
775,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	772,274
345,000	LKQ Corp., 5.750%, 6/15/2028	352,696
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	745,773
435,000	Mercedes-Benz Finance North America LLC, 4.900%, 11/15/2027(a)	437,146
310,000	Nissan Motor Acceptance Co. LLC, 5.550%, 9/13/2029(a)	306,308
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	277,898
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	356,295
410,000	Toyota Motor Credit Corp., 5.350%, 1/09/2035	416,715
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	638,969
460,000	Volkswagen Group of America Finance LLC, 5.650%, 3/25/2032(a)	458,059
		10,151,909
	Banking — 13.7%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	409,042
490,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	497,189
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	333,839
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	839,958
270,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	264,910
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	317,176
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	237,434
825,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	832,328
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	240,838
330,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	339,044
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	566,543
295,000	Barclays PLC, (fixed rate to 2/25/2030, variable rate thereafter), 5.367%, 2/25/2031	298,266
445,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	449,671
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/30/2028, variable rate thereafter), 4.857%, 3/30/2029	597,126
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	$334,913
270,000	Capital One Financial Corp., (fixed rate to 1/30/2035, variable rate thereafter), 6.183%, 1/30/2036	269,378
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	419,750
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	582,762
830,000	Citigroup, Inc., (fixed rate to 3/04/2028, variable rate thereafter), 4.786%, 3/04/2029	831,806
240,000	Citizens Financial Group, Inc., (fixed rate to 3/05/2030, variable rate thereafter), 5.253%, 3/05/2031	241,289
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	187,990
475,000	Commonwealth Bank of Australia, 4.423%, 3/14/2028	477,103
540,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	545,847
805,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	806,804
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	580,590
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	236,713
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	520,913
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	251,421
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	595,588
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	282,321
20,000	Goldman Sachs Group, Inc., (fixed rate to 4/25/2029, variable rate thereafter), 5.727%, 4/25/2030	20,632
460,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	461,865
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	589,723
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	237,501
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	218,604
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	306,107
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	509,231
515,000	JPMorgan Chase & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.140%, 1/24/2031	523,032
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	237,235
435,000	KBC Group NV, (fixed rate to 10/16/2029, variable rate thereafter), 4.932%, 10/16/2030(a)	435,168
365,000	M&T Bank Corp., MTN, (fixed rate to 1/16/2035, variable rate thereafter), 5.385%, 1/16/2036	357,968
385,000	Mizuho Financial Group, Inc., (fixed rate to 5/13/2030, variable rate thereafter), 5.098%, 5/13/2031	388,692
Principal Amount	Description	Value (†)
	Banking — continued
$920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	$912,586
700,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	711,389
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	677,274
355,000	National Bank of Canada, 4.500%, 10/10/2029	351,174
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	490,992
270,000	NatWest Group PLC, (fixed rate to 8/15/2029, variable rate thereafter), 4.964%, 8/15/2030	270,239
340,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	325,801
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	432,284
445,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	441,598
300,000	Royal Bank of Canada, GMTN, (fixed rate to 5/02/2030, variable rate thereafter), 4.970%, 5/02/2031	301,454
825,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	834,991
430,000	Santander Holdings USA, Inc., (fixed rate to 3/20/2030, variable rate thereafter), 5.741%, 3/20/2031	433,156
360,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	367,480
480,000	Societe Generale SA, 5.250%, 2/19/2027(a)	483,432
305,000	Standard Chartered PLC, (fixed rate to 1/21/2035, variable rate thereafter), 6.228%, 1/21/2036(a)	317,081
385,000	State Street Bank & Trust Co., 4.782%, 11/23/2029	388,647
195,000	State Street Corp., 4.729%, 2/28/2030	196,049
570,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 1/15/2032	583,030
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	405,518
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	389,429
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	332,542
560,000	Synchrony Bank, 5.400%, 8/22/2025	560,448
200,000	Synchrony Financial, 4.875%, 6/13/2025	199,901
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	143,961
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	243,377
270,000	Toronto-Dominion Bank, 4.783%, 12/17/2029	270,285
370,000	Toronto-Dominion Bank, 5.298%, 1/30/2032	376,289
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	565,312
335,000	UBS AG, 5.000%, 7/09/2027	338,857
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	578,552
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	654,562
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	459,838
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	337,968
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	596,019
		32,645,825
	Brokerage — 0.9%
235,000	Ameriprise Financial, Inc., 5.200%, 4/15/2035	234,452
125,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	124,465
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	327,108
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Brokerage — continued
$840,000	CME Group, Inc., 4.400%, 3/15/2030	$838,656
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	292,634
260,000	Marex Group PLC, 6.404%, 11/04/2029	264,274
		2,081,589
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	268,463
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	230,188
155,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.750%, 5/15/2030(a)	154,755
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	271,408
345,000	Nutrien Ltd., 5.250%, 3/12/2032	345,365
		1,001,716
	Collateralized Mortgage Obligations — 0.6%
55,827	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.940%, 7/20/2064(b)	55,777
55,072	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.923%, 7/20/2064(b)	55,149
146	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	133
34,190	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	33,178
148,472	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.343%, 2/20/2066(b)	148,661
666,765	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	642,004
84,512	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.873%, 12/20/2068(b)	84,593
53,617	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.823%, 10/20/2068(b)	53,462
243,333	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.823%, 5/20/2069(b)	242,709
		1,315,666
	Construction Machinery — 0.5%
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	285,458
820,000	Deere & Co., 5.450%, 1/16/2035	849,110
		1,134,568
	Consumer Cyclical Services — 0.0%
75,000	Rollins, Inc., 5.250%, 2/24/2035(a)	74,621
	Diversified Manufacturing — 0.7%
625,000	3M Co., 4.800%, 3/15/2030	626,940
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	452,429
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	319,440
240,000	Nordson Corp., 4.500%, 12/15/2029	236,310
		1,635,119
	Electric — 3.4%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,248
425,000	Ameren Corp., 5.000%, 1/15/2029	428,976
305,000	Ameren Corp., 5.375%, 3/15/2035	304,336
Principal Amount	Description	Value (†)
	Electric — continued
$565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	$566,996
260,000	CenterPoint Energy Houston Electric LLC, 4.800%, 3/15/2030	261,637
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	345,100
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	116,960
670,000	Dominion Energy, Inc., 5.450%, 3/15/2035	669,807
265,000	DTE Energy Co., 4.950%, 7/01/2027	267,000
360,000	Duke Energy Progress LLC, 5.050%, 3/15/2035	358,271
200,000	Edison International, 4.700%, 8/15/2025	200,003
310,000	Entergy Corp., 0.900%, 9/15/2025	304,982
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	286,579
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	371,753
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.459%, 4/30/2043(b)	141,138
825,000	NextEra Energy Capital Holdings, Inc., 5.450%, 3/15/2035	832,150
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	302,661
580,000	Public Service Co. of Colorado, 5.350%, 5/15/2034	583,021
75,000	Southern California Edison Co., 5.250%, 3/15/2030	75,434
510,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	509,347
580,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	580,178
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	135,176
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,375
		8,030,128
	Finance Companies — 3.5%
285,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	287,153
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	259,582
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	197,957
210,000	Apollo Debt Solutions BDC, 6.550%, 3/15/2032(a)	212,780
235,000	Ares Capital Corp., 5.800%, 3/08/2032	233,589
230,000	Ares Strategic Income Fund, 5.700%, 3/15/2028(a)	230,005
500,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	497,256
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	408,280
170,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	170,231
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	282,579
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	73,711
315,000	Blackstone Private Credit Fund, 6.000%, 1/29/2032	312,301
185,000	Blackstone Secured Lending Fund, 5.300%, 6/30/2030	181,726
10,000	Blackstone Secured Lending Fund, 5.350%, 4/13/2028	9,997
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	258,840
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	277,782
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	227,704
105,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	104,463
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	288,875
230,000	FS KKR Capital Corp., 6.125%, 1/15/2030	228,785
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	254,341
190,000	GATX Corp., 5.400%, 3/15/2027	192,414
175,000	GATX Corp., 5.500%, 6/15/2035	174,977
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	322,706
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,101
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Finance Companies — continued
$325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	$313,318
200,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028(a)	199,140
130,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029	131,830
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	240,161
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	358,708
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,818
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	461,449
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	103,904
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	110,957
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	152,061
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	235,066
365,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	364,619
		8,425,166
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	251,339
	Food & Beverage — 1.7%
665,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	675,732
315,000	Cargill, Inc., 5.125%, 2/11/2035(a)	314,012
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	802,755
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	310,740
215,000	General Mills, Inc., 4.875%, 1/30/2030	215,809
385,000	Kraft Heinz Foods Co., 5.400%, 3/15/2035	388,062
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	582,404
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	442,788
315,000	Sysco Corp., 5.100%, 9/23/2030	319,750
		4,052,052
	Gaming — 0.1%
180,000	VICI Properties LP, 4.750%, 4/01/2028	180,358
	Government Owned - No Guarantee — 0.4%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	425,364
470,000	Electricite de France SA, 5.750%, 1/13/2035(a)	476,478
		901,842
	Health Insurance — 0.2%
545,000	Humana, Inc., 5.375%, 4/15/2031	549,240
	Healthcare — 0.8%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	635,148
275,000	Illumina, Inc., 4.650%, 9/09/2026	274,756
320,000	IQVIA, Inc., 5.700%, 5/15/2028	325,706
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	189,906
540,000	Zimmer Biomet Holdings, Inc., 5.050%, 2/19/2030	545,675
		1,971,191
	Hybrid ARMs — 0.0%
9,401	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 7.180%, 1/01/2035(b)	9,703
17,384	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 7.268%, 5/01/2036(b)	17,990
		27,693
	Independent Energy — 0.5%
330,000	APA Corp., 6.100%, 2/15/2035(a)	328,581
240,000	ConocoPhillips Co., 5.000%, 1/15/2035	237,594
335,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	336,315
200,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	199,112
		1,101,602
Principal Amount	Description	Value (†)
	Integrated Energy — 0.2%
$590,000	Chevron USA, Inc., 4.687%, 4/15/2030	$595,011
	Life Insurance — 4.4%
360,000	American National Global Funding, 5.550%, 1/28/2030(a)	366,630
820,000	Athene Global Funding, 5.380%, 1/07/2030(a)	831,819
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	405,250
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	541,017
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	264,209
460,000	F&G Global Funding, 5.150%, 7/07/2025(a)	460,033
135,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	136,478
695,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	666,330
370,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	372,765
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	154,699
820,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	826,523
625,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	627,413
130,000	New York Life Global Funding, 4.600%, 12/05/2029(a)	130,504
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	459,333
465,000	NLG Global Funding, 5.400%, 1/23/2030(a)	473,516
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	471,380
590,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	593,936
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	487,676
150,000	Protective Life Global Funding, 4.772%, 12/09/2029(a)	150,399
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	387,566
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	653,593
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,606
365,000	RGA Global Funding, 5.250%, 1/09/2030(a)	371,620
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	325,220
		10,448,515
	Lodging — 0.4%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	297,866
130,000	Hyatt Hotels Corp., 5.375%, 12/15/2031	129,487
160,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	160,860
360,000	Marriott International, Inc., 5.550%, 10/15/2028	370,275
		958,488
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	388,717
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	122,991
		511,708
	Metals & Mining — 0.8%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	206,321
835,000	Nucor Corp., 4.650%, 6/01/2030	832,493
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	596,065
355,000	Vale Overseas Ltd., 6.400%, 6/28/2054	350,335
		1,985,214
	Midstream — 0.8%
270,000	Energy Transfer LP, 5.700%, 4/01/2035	271,997
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	464,814
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Midstream — continued
$480,000	Targa Resources Corp., 5.550%, 8/15/2035	$479,332
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	604,214
		1,820,357
	Mortgage Related — 0.7%
197	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	195
1	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	1
4,851	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,712
2,474	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,422
13,870	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,647
25,385	Government National Mortgage Association, 4.160%, 9/20/2066(b)	24,968
88,648	Government National Mortgage Association, 4.357%, 10/20/2066(b)	87,794
17,495	Government National Mortgage Association, 4.366%, 11/20/2066(b)	17,340
788	Government National Mortgage Association, 4.375%, 11/20/2064(b)	778
6,022	Government National Mortgage Association, 4.390%, 6/20/2066(b)	5,981
52,197	Government National Mortgage Association, 4.395%, 10/20/2066(b)	51,672
48,857	Government National Mortgage Association, 4.424%, 11/20/2066(b)	48,344
33,965	Government National Mortgage Association, 4.486%, 8/20/2066(b)	33,726
64,572	Government National Mortgage Association, 4.501%, 9/20/2066(b)	64,107
33,229	Government National Mortgage Association, 4.525%, 10/20/2066(b)	32,986
232,127	Government National Mortgage Association, 4.569%, 7/20/2067(b)	229,947
661,316	Government National Mortgage Association, 4.639%, 4/20/2067(b)	657,146
371,546	Government National Mortgage Association, 4.700%, 1/20/2067(b)	369,433
		1,645,199
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	387,020
155,000	Sempra, 5.400%, 8/01/2026	156,236
		543,256
	Non-Agency Commercial Mortgage-Backed Securities — 8.0%
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	242,411
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	752,850
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	671,337
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	350,255
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,031,519
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.575%, 10/15/2037(a)(b)	659,588
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	754,808
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$131,359	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	$126,369
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	259,184
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	533,020
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	512,485
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.217%, 4/15/2037(a)(b)	360,079
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	395,299
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	487,511
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	356,481
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, 5.665%, 4/15/2042(a)(b)	597,953
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	977,288
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	504,236
355,784	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	334,226
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	515,190
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	102,835
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	725,437
4,902	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	4,886
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	430,009
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	343,127
588,746	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	503,008
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	383,405
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	362,503
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	225,960
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	177,326
124,682	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	123,269
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	252,489
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	531,956
76,069	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	75,883
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	502,361
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	788,544
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	475,185
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.869%, 2/15/2039(a)(b)	$966,603
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	210,288
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	198,228
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	421,435
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	773,654
		19,000,480
	Oil Field Services — 0.2%
395,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	373,830
	Other REITs — 0.1%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	200,300
	Packaging — 0.3%
60,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	59,917
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028(a)	377,035
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	342,598
		779,550
	Pharmaceuticals — 0.6%
230,000	Eli Lilly & Co., 4.750%, 2/12/2030	233,523
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	454,981
640,000	Johnson & Johnson, 4.850%, 3/01/2032	650,261
		1,338,765
	Property & Casualty Insurance — 0.9%
275,000	Allstate Corp., 5.050%, 6/24/2029	279,297
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	438,666
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	410,404
370,000	Essent Group Ltd., 6.250%, 7/01/2029	381,118
150,000	Selective Insurance Group, Inc., 5.900%, 4/15/2035	151,258
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	287,114
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	224,798
		2,172,655
	Railroads — 0.1%
340,000	Union Pacific Corp., 5.100%, 2/20/2035	342,930
	Refining — 0.3%
355,000	Marathon Petroleum Corp., 5.150%, 3/01/2030	357,137
280,000	Phillips 66 Co., 5.250%, 6/15/2031	284,628
		641,765
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	325,988
	Retailers — 0.7%
290,000	AutoNation, Inc., 4.500%, 10/01/2025	289,506
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,758
370,000	Genuine Parts Co., 4.950%, 8/15/2029	371,173
490,000	Target Corp., 5.000%, 4/15/2035	487,860
		1,677,297
	Technology — 2.8%
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	341,669
305,000	Avnet, Inc., 6.250%, 3/15/2028	315,536
565,000	Broadcom, Inc., 5.050%, 7/12/2029	572,848
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	377,516
Principal Amount	Description	Value (†)
	Technology — continued
$715,000	CGI, Inc., 4.950%, 3/14/2030(a)	$715,028
245,000	Dell International LLC/EMC Corp., 4.850%, 2/01/2035	233,710
170,000	Dell International LLC/EMC Corp., 5.000%, 4/01/2030	170,792
315,000	Equifax, Inc., 4.800%, 9/15/2029	315,375
250,000	Equifax, Inc., 5.100%, 6/01/2028	253,265
250,000	Flex Ltd., 6.000%, 1/15/2028	256,947
660,000	International Business Machines Corp., 4.800%, 2/10/2030	664,812
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	249,618
395,000	Micron Technology, Inc., 5.800%, 1/15/2035	404,479
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	375,501
205,000	NetApp, Inc., 5.500%, 3/17/2032	206,583
380,000	Oracle Corp., 5.250%, 2/03/2032	384,901
440,000	PayPal Holdings, Inc., 5.100%, 4/01/2035	437,599
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	319,562
		6,595,741
	Tobacco — 0.5%
625,000	BAT Capital Corp., 5.625%, 8/15/2035	627,459
470,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	480,579
		1,108,038
	Transportation Services — 1.1%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	274,365
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	575,128
650,000	J.B. Hunt Transport Services, Inc., 4.900%, 3/15/2030	654,011
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	174,585
350,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.250%, 2/01/2030(a)	354,263
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	352,182
240,000	Ryder System, Inc., 5.000%, 3/15/2030	241,415
		2,625,949
	Treasuries — 24.3%
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,817,377
5,565,000	U.S. Treasury Notes, 3.625%, 8/31/2029	5,495,220
1,950,000	U.S. Treasury Notes, 4.000%, 7/31/2029	1,955,104
590,000	U.S. Treasury Notes, 4.125%, 1/31/2027	592,005
4,165,000	U.S. Treasury Notes, 4.125%, 10/31/2029	4,195,587
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,061,875
1,170,000	U.S. Treasury Notes, 4.250%, 11/30/2026	1,175,621
1,525,000	U.S. Treasury Notes, 4.250%, 12/31/2026	1,532,863
2,585,000	U.S. Treasury Notes, 4.250%, 6/30/2029	2,616,505
4,695,000	U.S. Treasury Notes, 4.250%, 11/15/2034	4,708,938
1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	1,094,526
6,965,000	U.S. Treasury Notes, 4.625%, 4/30/2029	7,146,471
3,510,000	U.S. Treasury Notes, 4.625%, 2/15/2035	3,626,269
		58,018,361
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	260,992
	Wireless — 0.2%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	267,138
255,000	T-Mobile USA, Inc., 5.125%, 5/15/2032	256,604
		523,742
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Wirelines — 0.5%
$635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	$646,974
625,000	Verizon Communications, Inc., 5.250%, 4/02/2035	626,577
		1,273,551
	Total Bonds and Notes (Identified Cost $235,135,596)	234,993,937

Short-Term Investments — 2.2%
5,271,017	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $5,271,383 on 4/01/2025 collateralized by $5,332,500 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,376,613 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,271,017)	5,271,017
	Total Investments — 100.7% (Identified Cost $240,406,613)	240,264,954
	Other assets less liabilities — (0.7)%	(1,565,233)
	Net Assets — 100.0%	$238,699,721

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $81,407,587 or 34.1% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	46	$4,943,735	$4,975,188	$31,453
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	81	9,213,689	9,244,125	30,436
Total					$61,889
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	24.3%
Banking	13.7
ABS Car Loan	12.7
Non-Agency Commercial Mortgage-Backed Securities	8.0
ABS Other	4.4
Life Insurance	4.4
Automotive	4.3
Finance Companies	3.5
Electric	3.4
Technology	2.8
Other Investments, less than 2% each	17.0
Short-Term Investments	2.2
Total Investments	100.7
Other assets less liabilities (including futures contracts)	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.1% of Net Assets
	ABS Car Loan — 3.0%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,167,301
775,532	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	755,602
202,886	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	202,504
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,960,160
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	623,899
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,580,211
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,276,769
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,740,046
536,320	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	535,329
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	761,088
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,316,777
681,845	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	687,385
		20,607,071
	ABS Home Equity — 0.0%
3,911	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.304%, 3/25/2044(b)(c)	3,612
4,176	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.800%, 8/25/2042(b)(c)	3,914
		7,526
	ABS Other — 0.2%
433,777	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	440,135
170,754	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	165,073
581,236	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	589,055
217,247	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	215,542
310,608	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	310,118
		1,719,923
	ABS Student Loan — 0.7%
921,546	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	885,458
286,657	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	268,217
1,097,638	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	986,919
2,663,529	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,347,067
553,223	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	516,639
		5,004,300
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — 26.4%
$2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	$2,531,406
18,255,907	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,883,563
9,158,489	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.883%, 9/25/2029(b)	9,172,583
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,534,375
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,256,248
7,703,751	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,522,346
1,345,211	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.533%, 1/25/2028(b)	1,337,842
3,482,666	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.533%, 8/25/2028(b)	3,459,693
8,400,592	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.553%, 9/25/2028(b)	8,311,621
831,401	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 4.857%, 10/25/2025(b)	831,018
915,257	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.967%, 10/25/2026(b)	914,727
234,768	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 4.883%, 1/25/2027(b)	234,605
4,945,658	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.167%, 2/25/2027(b)	4,957,604
6,504,808	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.253%, 2/25/2027(b)	6,547,297
16,919,866	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.267%, 3/25/2030(b)	17,022,275
16,919,866	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.353%, 3/25/2030(b)	17,082,048
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,537,352	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.937%, 5/25/2030(b)	$2,538,943
2,341,367	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.933%, 5/25/2030(b)	2,346,460
1,911,202	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.907%, 6/25/2030(b)	1,910,732
1,073,831	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.863%, 6/25/2030(b)	1,072,408
411,737	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.827%, 6/25/2027(b)	411,443
308,803	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.753%, 6/25/2027(b)	308,369
443,059	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.767%, 7/25/2030(b)	442,151
372,732	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.673%, 7/25/2030(b)	369,218
117,565	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.767%, 8/25/2030(b)	117,286
313,400	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.683%, 8/25/2030(b)	311,136
493,347	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.757%, 8/25/2027(b)	492,037
440,545	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.673%, 8/25/2027(b)	438,588
328,573	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.747%, 10/25/2027(b)	328,063
394,500	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.663%, 10/25/2027(b)	392,447
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.603%, 12/25/2030(b)	1,016,715
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$624,815	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	$622,408
5,969,702	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	5,922,607
5,575,025	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,466,382
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,576,700
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,038,255
8,466,503	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.117%, 8/25/2029(b)	8,493,249
1,619,282	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.807%, 4/25/2030(b)	1,613,870
1,780,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.723%, 4/25/2030(b)	1,768,321
3,820,051	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,699,127
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,155,267
608,002	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.927%, 1/25/2027(b)	606,258
61,601	Government National Mortgage Association, Series 2003-72, Class Z, 5.429%, 11/16/2045(b)	61,782
		181,119,473
	Collateralized Mortgage Obligations — 8.1%
25,677	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	24,987
292,747	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	300,387
442,328	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	446,880
170,671	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	176,424
433,968	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.534%, 6/15/2048(b)	398,973
247,567	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.289%, 12/15/2036(b)(c)	248,067
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.563%, 6/15/2043(b)(c)	94,766
196,109	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 5.835%, 10/25/2044(b)(c)	177,201
376,538	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	382,225
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$210,522	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.527%, 7/25/2037(b)(c)	$204,343
411,744	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.496%, 8/25/2038(b)	399,353
864,512	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.904%, 6/25/2042(b)(c)	842,151
1,042,283	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.004%, 6/25/2042(b)	1,032,080
2,412,878	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.964%, 8/25/2042(b)	2,381,660
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,742,455
2,623,206	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.854%, 2/25/2045(b)	2,573,902
3,017,358	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.943%, 6/25/2050(b)	2,918,555
676,240	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.634%, 2/20/2035(b)(c)	667,177
547,213	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.954%, 10/20/2037(b)(c)	541,461
58,495	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.584%, 11/20/2059(b)(c)	57,101
173,334	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.753%, 10/20/2060(b)	172,740
149,646	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 10/20/2060(b)(c)	147,664
97,464	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.803%, 12/20/2060(b)(c)	96,186
5,662	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.023%, 2/20/2061(b)(c)	5,606
1,508,483	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.684%, 9/20/2038(b)	1,506,629
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.873%, 5/20/2062(b)(c)	83
93,493	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.943%, 8/20/2062(b)(c)	92,447
8,265	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.923%, 10/20/2062(b)(c)	7,995
2,384	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.923%, 12/20/2062(b)(c)	2,305
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$196,538	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 3/20/2063(b)(c)	$193,862
280,428	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.823%, 3/20/2063(b)(c)	276,973
37,698	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.893%, 5/20/2063(b)(c)	37,263
1,680,631	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.940%, 7/20/2064(b)	1,679,124
1,636,646	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.923%, 7/20/2064(b)	1,638,924
734,818	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.910%, 2/20/2065(b)	733,910
3,901	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	3,543
127,360	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.903%, 4/20/2065(b)(c)	125,958
577,851	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	560,755
1,336	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.673%, 4/20/2065(b)(c)	1,289
476,970	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.653%, 5/20/2065(b)	474,824
13,374	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.723%, 7/20/2065(b)(c)	12,849
564	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.123%, 10/20/2065(b)(c)	547
2,290	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.103%, 8/20/2061(b)(c)	2,219
1,626,641	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.343%, 2/20/2066(b)	1,628,714
395,541	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.973%, 9/20/2066(b)(c)	392,457
1,424,506	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.173%, 2/20/2067(b)	1,423,141
2,942,978	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.997%, 6/20/2068(b)	2,945,660
39,391	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.773%, 9/20/2068(b)	39,278
5,734,243	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.843%, 9/20/2068(b)	5,725,385
5,585,234	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,251,893
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$168,188	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.640%, 8/20/2069(b)	$167,781
1,277,299	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.837%, 4/20/2048(b)	1,243,737
2,511,147	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.887%, 5/20/2046(b)	2,359,491
473,537	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.690%, 1/20/2070(b)	470,682
2,461,887	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.023%, 1/20/2070(b)	2,462,752
2,756,711	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.923%, 6/20/2069(b)	2,750,197
3,868,618	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.073%, 4/20/2070(b)	3,876,317
1,112,625	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.823%, 5/20/2070(b)	1,108,906
		55,230,234
	Hybrid ARMs — 2.1%
101,214	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.748%, 6.485%, 4/01/2037(b)	103,143
50,227	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	52,151
306,086	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.512%, 2/01/2036(b)	315,091
221,422	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.540%, 3/01/2036(b)	229,140
498,061	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.264%, 6.730%, 2/01/2036(b)	514,076
127,188	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.755%, 4/01/2037(b)	130,266
60,472	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.773%, 9/01/2038(b)	62,155
196,460	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.771%, 6.853%, 6/01/2037(b)	196,670
49,974	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 6.940%, 3/01/2038(b)	50,512
740,895	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.963%, 3/01/2037(b)	765,847
60,766	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.776%, 7.060%, 11/01/2038(b)	62,002
797,659	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 7.090%, 1/01/2046(b)	827,410
32,923	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 7.091%, 12/01/2037(b)	33,613
51,251	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(b)	52,219
305,524	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 7.268%, 9/01/2041(b)	313,990
90,487	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.918%, 7.297%, 12/01/2034(b)	91,484
165,249	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 7.336%, 9/01/2038(b)	169,590
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$144,116	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 7.345%, 7/01/2033(b)	$146,928
65,827	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 7.409%, 11/01/2038(b)	66,745
378,934	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.765%, 7.481%, 9/01/2035(b)	388,572
11,239	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.210%, 2/01/2037(b)	11,418
26,093	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.315%, 4/01/2037(b)	26,594
247,897	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	255,761
155,143	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.438%, 7/01/2035(b)	159,104
154,956	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.467%, 3/01/2037(b)	158,207
61,662	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.564%, 3/01/2034(b)	63,959
80,033	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.564%, 9/01/2034(b)	82,390
31,222	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.726%, 6.637%, 1/01/2037(b)	31,998
66,888	Federal National Mortgage Association, 1 yr. CMT + 2.195%, 6.641%, 4/01/2034(b)	68,482
158,519	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	162,105
102,305	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	105,306
498,089	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.697%, 4/01/2034(b)	511,931
190,499	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.717%, 6/01/2036(b)	195,580
118,627	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.755%, 5/01/2035(b)	122,274
445,483	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	462,752
91,884	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.670%, 6.877%, 10/01/2033(b)	93,467
452,033	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.547%, 6.910%, 4/01/2037(b)	464,104
407,513	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.706%, 6.913%, 9/01/2037(b)	419,484
637,778	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.933%, 10/01/2041(b)	660,358
495,215	Federal National Mortgage Association, 1 yr. CMT + 2.167%, 6.961%, 12/01/2040(b)	510,737
11,662	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.967%, 7/01/2041(b)	12,004
666,817	Federal National Mortgage Association, 1 yr. CMT + 2.215%, 6.981%, 10/01/2034(b)	691,602
226,091	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.059%, 6.999%, 7/01/2037(b)	231,207
84,924	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.677%, 7.047%, 11/01/2036(b)	86,988
295,121	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 7.065%, 7/01/2035(b)	301,847
31,254	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 7.087%, 4/01/2033(b)	31,856
59,724	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.736%, 7.109%, 11/01/2035(b)	61,441
620,737	Federal National Mortgage Association, 1 yr. CMT + 2.182%, 7.213%, 11/01/2033(b)	639,728
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$61,596	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.239%, 10/01/2033(b)	$63,082
90,903	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 7.241%, 8/01/2036(b)	94,658
54,437	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.493%, 7.242%, 8/01/2035(b)	55,261
7,177	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 7.270%, 9/01/2036(b)	7,352
310,731	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.582%, 7.310%, 9/01/2037(b)	317,068
85,741	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 7.348%, 8/01/2035(b)	88,019
246,415	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 7.395%, 6/01/2037(b)	254,079
104,204	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.412%, 6/01/2033(b)	107,288
141,151	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 7.452%, 8/01/2038(b)	143,176
80,066	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 7.463%, 8/01/2034(b)	81,188
85,762	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 7.530%, 7/01/2038(b)	87,851
43,789	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 7.566%, 8/01/2033(b)	45,164
53,628	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 8.223%, 6/01/2035(b)	55,569
300,305	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.793%, 6.284%, 2/20/2061(b)	305,443
396,237	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.361%, 2/20/2063(b)	400,899
200,518	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.029%, 6.502%, 5/20/2065(b)	203,721
309,137	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.171%, 6.642%, 3/20/2063(b)	315,696
242,825	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.205%, 6.674%, 6/20/2065(b)	249,037
176,037	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.288%, 6.763%, 2/20/2063(b)	178,354
		14,247,193
	Mortgage Related — 0.3%
4,019	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	3,975
77,178	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	74,320
9,037	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,820
80,341	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	83,384
7	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	7
56,203	Federal National Mortgage Association, 3.000%, 3/01/2042	50,968
179,199	Federal National Mortgage Association, 5.000%, 7/01/2037	179,970
210,664	Federal National Mortgage Association, 5.000%, 2/01/2038	212,048
122,253	Federal National Mortgage Association, 5.500%, 3/01/2033	122,727
508	Federal National Mortgage Association, 6.500%, 1/01/2033	529
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,784	Federal National Mortgage Association, 6.500%, 10/01/2033	$1,839
1,625	Federal National Mortgage Association, 6.500%, 10/01/2033	1,644
1,423	Federal National Mortgage Association, 6.500%, 10/01/2033	1,443
1,109	Federal National Mortgage Association, 6.500%, 12/01/2034	1,128
713	Federal National Mortgage Association, 6.500%, 2/01/2036	744
9,316	Federal National Mortgage Association, 6.500%, 11/01/2037	9,809
5,617	Federal National Mortgage Association, 7.500%, 7/01/2031	5,749
7,228	Federal National Mortgage Association, 7.500%, 9/01/2032	7,229
27,945	Government National Mortgage Association, 4.140%, 12/20/2061(b)	27,491
83,310	Government National Mortgage Association, 4.140%, 7/20/2063(b)	82,077
14,602	Government National Mortgage Association, 4.390%, 12/20/2062(b)	14,524
1,028,742	Government National Mortgage Association, 4.430%, 10/20/2065(b)	1,020,351
204,889	Government National Mortgage Association, 4.497%, 2/20/2066(b)	203,081
1,415	Government National Mortgage Association, 4.528%, 8/20/2062(b)	1,400
3,298	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,271
3,288	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,254
1,325	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,313
5,644	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,596
7,458	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,284
4,435	Government National Mortgage Association, 4.700%, 6/20/2063(b)	4,311
43,773	Government National Mortgage Association, 4.700%, 11/20/2063(b)	43,512
1,590	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,575
1,035	Government National Mortgage Association, 4.782%, 4/20/2061(b)	1,029
3,371	Government National Mortgage Association, 6.000%, 12/15/2031	3,541
13,632	Government National Mortgage Association, 6.500%, 5/15/2031	14,169
9,551	Government National Mortgage Association, 7.000%, 10/15/2028	9,695
		2,213,807
	Non-Agency Commercial Mortgage-Backed Securities — 3.6%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,432,022
740,099	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	777,838
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.575%, 10/15/2037(a)(b)	3,892,566
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	$1,798,625
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.319%, 5/15/2039(a)(b)	4,655,796
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,706,213
871,171	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	818,386
471,213	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	469,671
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.584%, 10/15/2043(a)(b)	2,442,716
913,163	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	902,811
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.869%, 2/15/2039(a)(b)	3,249,957
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	1,911,869
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	645,885
		24,704,355
	Treasuries — 49.7%
69,360,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,235,850
1,695,000	U.S. Treasury Notes, 3.500%, 9/30/2026	1,683,744
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,629,847
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,224,060
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,494,929
46,790,000	U.S. Treasury Notes, 3.875%, 3/31/2027	46,773,550
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,978,403
14,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	14,461,610
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,402,861
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,600,848
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,781,674
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,893,214
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,917,898
5,110,000	U.S. Treasury Notes, 4.000%, 3/31/2030	5,120,380
2,385,000	U.S. Treasury Notes, 4.125%, 2/28/2027	2,394,037
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,699,052
5,480,000	U.S. Treasury Notes, 4.125%, 10/31/2029	5,520,244
2,180,000	U.S. Treasury Notes, 4.125%, 11/30/2029	2,196,861
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,213,178
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,324,709
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,819,512
9,855,000	U.S. Treasury Notes, 4.375%, 12/31/2029	10,034,007
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,535,162
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,810,369
		340,745,999
	Total Bonds and Notes (Identified Cost $653,998,830)	645,599,881

Short-Term Investments — 5.6%
3,959,545	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $3,959,820 on 4/01/2025 collateralized by $4,015,800 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $4,038,751 including accrued interest (Note 2 of Notes to Financial Statements)	3,959,545
Principal Amount	Description	Value (†)

12,810,000	Federal Home Loan Bank Discount Notes, 4.120%, 4/09/2025(d)	$12,796,485
21,495,000	U.S. Treasury Bills, 4.230%, 4/08/2025(d)	21,477,254
	Total Short-Term Investments (Identified Cost $38,235,137)	38,233,284
	Total Investments — 99.7% (Identified Cost $692,233,967)	683,833,165
	Other assets less liabilities — 0.3%	2,034,141
	Net Assets — 100.0%	$685,867,306

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $46,894,303 or 6.8% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	49.7%
Agency Commercial Mortgage-Backed Securities	26.4
Collateralized Mortgage Obligations	8.1
Non-Agency Commercial Mortgage-Backed Securities	3.6
ABS Car Loan	3.0
Hybrid ARMs	2.1
Other Investments, less than 2% each	1.2
Short-Term Investments	5.6
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,386,253,418	$2,341,290,949	$6,408,095,486
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(427,624,975)	381,977,476	7,512,693,887
Net unrealized appreciation on affiliated investments	—	—	14,867,383
Investments at value	7,958,628,443	2,723,268,425	14,069,504,684
Cash	1,470	2,967,957	—
Due from brokers (Note 2)	—	1,401,974	—
Foreign currency at value (identified cost $0, $7,732,659 and $0, respectively)	—	7,627,963	—
Receivable for Fund shares sold	10,617,614	1,428,577	52,728,416
Receivable for securities sold	282,003,399	—	6,947,900
Receivable for when-issued/delayed delivery securities sold (Note 2)	77,996,137	—	—
Collateral received for delayed delivery securities and forward foreign currency contracts (Notes 2 and 4)	80,000	130,000	—
Dividends and interest receivable	64,760,122	12,396,478	10,582,443
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	523,715	—
Tax reclaims receivable	—	135,714	11,915,152
Receivable for variation margin on futures contracts (Note 2)	—	194,087	—
Prepaid expenses	451	451	451
TOTAL ASSETS	8,394,087,636	2,750,075,341	14,151,679,046
LIABILITIES
Payable for securities purchased	322,282,377	5,517,398	17,704,196
Payable for when-issued/delayed delivery securities purchased (Note 2)	155,869,361	—	—
Unfunded loan commitments (Note 2)	—	54,819	—
Payable for Fund shares redeemed	22,935,183	4,381,687	14,169,039
Payable for variation margin on futures contracts (Note 2)	35,391	—	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,556,813	—
Foreign taxes payable (Note 2)	—	51,088	—
Due to brokers (Note 2)	80,000	130,000	—
Management fees payable (Note 6)	2,174,462	1,775,015	6,099,478
Deferred Trustees’ fees (Note 6)	981,204	432,529	996,700
Administrative fees payable (Note 6)	290,740	103,571	535,401
Payable to distributor (Note 6d)	71,183	43,597	126,426
Audit and tax services fees payable	34,644	35,743	25,819
Other accounts payable and accrued expenses	445,025	230,007	794,873
TOTAL LIABILITIES	505,199,570	14,312,267	40,451,932
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,888,888,066	$2,735,763,074	$14,111,227,114
NET ASSETS CONSIST OF:
Paid-in capital	$9,028,348,999	$2,283,090,526	$6,309,051,828
Accumulated earnings (loss)	(1,139,460,933)	452,672,548	7,802,175,286
NET ASSETS	$7,888,888,066	$2,735,763,074	$14,111,227,114
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$315,659,268	$513,799,173	$1,096,318,506
Shares of beneficial interest	27,612,882	21,633,591	45,911,836
Net asset value and redemption price per share	$11.43	$23.75	$23.88
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.94	$25.20	$25.34
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$20,667,775	$202,055,234	$93,859,987
Shares of beneficial interest	1,805,657	8,918,239	4,810,891
Net asset value and offering price per share	$11.45	$22.66	$19.51
Class N shares:
Net assets	$2,230,702,901	$273,653,993	$804,006,368
Shares of beneficial interest	193,087,778	11,349,282	29,892,627
Net asset value, offering and redemption price per share	$11.55	$24.11	$26.90
Class Y shares:
Net assets	$5,321,858,122	$1,746,254,674	$12,117,042,253
Shares of beneficial interest	460,983,354	72,483,595	452,184,090
Net asset value, offering and redemption price per share	$11.54	$24.09	$26.80

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$240,406,613	$692,233,967
Net unrealized depreciation on unaffiliated investments	(141,659)	(8,400,802)
Investments at value	240,264,954	683,833,165
Cash	108	—
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	340,053	347,981
Receivable for securities sold	—	22,125,899
Dividends and interest receivable	1,803,306	3,108,625
Tax reclaims receivable	28	—
Receivable for variation margin on futures contracts (Note 2)	3,655	—
Prepaid expenses	451	451
TOTAL ASSETS	243,002,555	709,416,121
LIABILITIES
Payable for securities purchased	3,929,232	21,477,320
Payable for Fund shares redeemed	103,347	408,752
Distributions payable	—	489,269
Management fees payable (Note 6)	29,774	157,340
Deferred Trustees’ fees (Note 6)	155,393	443,728
Administrative fees payable (Note 6)	8,790	25,229
Payable to distributor (Note 6d)	5,929	12,328
Audit and tax services fees payable	34,088	36,434
Other accounts payable and accrued expenses	36,281	498,415
TOTAL LIABILITIES	4,302,834	23,548,815
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$238,699,721	$685,867,306
NET ASSETS CONSIST OF:
Paid-in capital	$272,394,266	$762,857,175
Accumulated loss	(33,694,545)	(76,989,869)
NET ASSETS	$238,699,721	$685,867,306
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,864,293	$169,445,416
Shares of beneficial interest	299,715	15,620,400
Net asset value and redemption price per share	$9.56	$10.85
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.98	$11.10
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$646,955	$5,465,033
Shares of beneficial interest	67,454	505,066
Net asset value and offering price per share	$9.59	$10.82
Class N shares:
Net assets	$32,651,171	$54,138,144
Shares of beneficial interest	3,422,772	4,976,265
Net asset value, offering and redemption price per share	$9.54	$10.88
Class Y shares:
Net assets	$202,537,302	$456,818,713
Shares of beneficial interest	21,204,849	41,978,263
Net asset value, offering and redemption price per share	$9.55	$10.88

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$182,104,824	$23,972,939	$472,357
Dividends	—	8,486,280	42,494,572
Tax reclaims (Note 2i)	—	883,013	—
Less net foreign taxes withheld	(1,964)	(315,644)	(2,053,472)
	182,102,860	33,026,588	40,913,457
Expenses
Management fees (Note 6)	12,369,800	11,015,395	38,514,142
Service and distribution fees (Note 6)	549,310	1,844,855	2,039,630
Administrative fees (Note 6)	1,669,386	639,107	3,322,383
Trustees' fees and expenses (Note 6)	188,726	79,408	308,330
Transfer agent fees and expenses (Notes 6, 7 and 8)	3,048,485	1,287,492	6,993,730
Audit and tax services fees	30,210	32,803	31,745
Custodian fees and expenses	140,910	104,815	179,395
Legal fees	100,495	35,518	208,267
Registration fees	146,134	66,712	160,932
Shareholder reporting expenses (Note 6)	197,323	60,561	356,662
Tax reclaim professional fees (Note 2i)	—	43,161	—
Miscellaneous expenses	130,335	163,908	260,326
Total expenses	18,571,114	15,373,735	52,375,542
Less waiver and/or expense reimbursement (Note 6)	(103,581)	—	(407,051)
Less expense offset (Note 8)	(39,693)	(5,853)	(168,055)
Net expenses	18,427,840	15,367,882	51,800,436
Net investment income (loss)	163,675,020	17,658,706	(10,886,979)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(66,126,455)	94,015,956	436,707,221
Distributions of capital gains received from affiliated investments	—	—	127,247
Futures contracts	(13,322,578)	(1,764,254)	—
Forward foreign currency contracts (Note 2e)	—	(195,446)	—
Foreign currency transactions (Note 2d)	(272,559)	(528,485)	(61,173)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(137,257,022)	(223,888,314)	(486,930,210)
Affiliated investments	—	—	(2,890,254)
Futures contracts	3,407,935	1,044,953	—
Forward foreign currency contracts (Note 2e)	—	31,045	—
Foreign currency translations (Note 2d)	263,794	(138,229)	(23,880)
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(213,306,885)	(131,422,774)	(53,071,049)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,631,865)	$(113,764,068)	$(63,958,028)
See accompanying notes to financial statements.
| 46

Statements of Operations (continued)
For the Six Months Ended March 31, 2025 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,527,034	$14,693,493
Expenses
Management fees (Note 6)	299,967	1,126,100
Service and distribution fees (Note 6)	7,206	240,748
Administrative fees (Note 6)	51,762	152,957
Trustees' fees and expenses (Note 6)	20,201	43,408
Transfer agent fees and expenses (Notes 6, 7 and 8)	83,724	333,460
Audit and tax services fees	29,540	31,881
Custodian fees and expenses	15,151	19,275
Legal fees	2,072	8,413
Registration fees	40,471	59,621
Shareholder reporting expenses (Note 6)	15,458	34,448
Miscellaneous expenses	24,046	28,652
Total expenses	589,598	2,078,963
Less waiver and/or expense reimbursement (Note 6)	(110,984)	(237,599)
Less expense offset (Note 8)	(547)	(18,697)
Net expenses	478,067	1,822,667
Net investment income	5,048,967	12,870,826
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized loss on:
Unaffiliated investments	(318,312)	(517,449)
Futures contracts	(572,931)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,491,183)	(2,722,554)
Futures contracts	65,713	—
Net realized and unrealized loss on Investments and Futures contracts	(3,316,713)	(3,240,003)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,732,254	$9,630,823
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$163,675,020	$305,700,821	$17,658,706	$37,180,447
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(79,721,592)	(40,938,125)	91,527,771	160,789,270
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(133,585,293)	563,819,917	(222,950,545)	535,992,133
Net increase (decrease) in net assets resulting from operations	(49,631,865)	828,582,613	(113,764,068)	733,961,850
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,615,888)	(15,488,385)	(39,320,325)	(19,252,001)
Class C	(339,898)	(866,867)	(14,544,883)	(9,934,162)
Class N	(44,742,230)	(89,495,469)	(20,241,713)	(11,641,729)
Class Y	(106,027,105)	(203,503,847)	(131,474,474)	(71,141,366)
Total distributions	(157,725,121)	(309,354,568)	(205,581,395)	(111,969,258)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	142,197,717	721,810,136	(33,698,471)	(229,498,168)
Net increase (decrease) in net assets	(65,159,269)	1,241,038,181	(353,043,934)	392,494,424
NET ASSETS
Beginning of the period	7,954,047,335	6,713,009,154	3,088,807,008	2,696,312,584
End of the period	$7,888,888,066	$7,954,047,335	$2,735,763,074	$3,088,807,008
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income (loss)	$(10,886,979)	$(15,768,370)	$5,048,967	$12,303,640
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	436,773,295	832,628,749	(891,243)	(882,717)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(489,844,344)	3,521,340,928	(2,425,470)	17,319,773
Net increase (decrease) in net assets resulting from operations	(63,958,028)	4,338,201,307	1,732,254	28,740,696
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,783,360)	(61,797,811)	(56,549)	(166,192)
Class C	(7,577,978)	(6,693,261)	(11,155)	(24,316)
Class N	(47,511,605)	(42,231,293)	(651,115)	(2,419,149)
Class Y	(728,793,454)	(605,668,194)	(4,200,117)	(9,767,575)
Total distributions	(858,666,397)	(716,390,559)	(4,918,936)	(12,377,232)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	150,814,789	461,085,826	(23,458,900)	(96,132,973)
Net increase (decrease) in net assets	(771,809,636)	4,082,896,574	(26,645,582)	(79,769,509)
NET ASSETS
Beginning of the period	14,883,036,750	10,800,140,176	265,345,303	345,114,812
End of the period	$14,111,227,114	$14,883,036,750	$238,699,721	$265,345,303
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$12,870,826	$28,647,981
Net realized gain (loss) on investments	(517,449)	1,598,722
Net change in unrealized appreciation (depreciation) on investments	(2,722,554)	22,651,361
Net increase in net assets resulting from operations	9,630,823	52,898,064
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,166,943)	(7,913,298)
Class C	(82,716)	(223,666)
Class N	(1,079,086)	(2,090,215)
Class Y	(9,155,612)	(20,081,802)
Total distributions	(13,484,357)	(30,308,981)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(52,478,632)	(30,142,985)
Net decrease in net assets	(56,332,166)	(7,553,902)
NET ASSETS
Beginning of the period	742,199,472	749,753,374
End of the period	$685,867,306	$742,199,472
See accompanying notes to financial statements.
| 50

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.74	$10.93	$11.20	$13.59	$14.08	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.44	0.38	0.26	0.21	0.26
Net realized and unrealized gain (loss)	(0.31)	0.82	(0.25)	(2.30)	(0.13)	0.86
Total from Investment Operations	(0.09)	1.26	0.13	(2.04)	0.08	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.45)	(0.40)	(0.32)	(0.29)	(0.29)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.22)	(0.45)	(0.40)	(0.35)	(0.57)	(0.29)
Net asset value, end of the period	$11.43	$11.74	$10.93	$11.20	$13.59	$14.08
Total return(b)	(0.76)%(c)	11.77%(d)	1.04%(d)	(15.24)%(d)	0.53%	8.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$315,659	$393,898	$376,624	$428,825	$747,497	$617,609
Net expenses	0.74%(e)	0.74%(f)	0.74%(f)	0.73%(f)(g)	0.71%	0.72%(h)
Gross expenses	0.74%(e)	0.75%	0.75%	0.74%	0.71%	0.72%
Net investment income	3.96%(e)	3.89%	3.33%	2.08%	1.51%	1.88%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.75	$10.94	$11.21	$13.60	$14.09	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.36	0.30	0.17	0.10	0.15
Net realized and unrealized gain (loss)	(0.31)	0.82	(0.26)	(2.30)	(0.13)	0.88
Total from Investment Operations	(0.13)	1.18	0.04	(2.13)	(0.03)	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.37)	(0.31)	(0.23)	(0.18)	(0.19)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.17)	(0.37)	(0.31)	(0.26)	(0.46)	(0.19)
Net asset value, end of the period	$11.45	$11.75	$10.94	$11.21	$13.60	$14.09
Total return(b)	(1.05)%(c)	10.91%(d)	0.26%(d)	(15.88)%(d)	(0.24)%	7.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,668	$23,846	$30,402	$48,679	$95,755	$132,590
Net expenses	1.49%(e)	1.49%(f)	1.49%(f)	1.48%(f)(g)	1.46%	1.47%(h)
Gross expenses	1.49%(e)	1.50%	1.50%	1.49%	1.46%	1.47%
Net investment income	3.21%(e)	3.14%	2.57%	1.33%	0.75%	1.13%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.86	$11.04	$11.31	$13.72	$14.21	$13.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.49	0.43	0.31	0.26	0.30
Net realized and unrealized gain (loss)	(0.32)	0.82	(0.26)	(2.32)	(0.14)	0.88
Total from Investment Operations	(0.07)	1.31	0.17	(2.01)	0.12	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.49)	(0.44)	(0.37)	(0.33)	(0.34)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.24)	(0.49)	(0.44)	(0.40)	(0.61)	(0.34)
Net asset value, end of the period	$11.55	$11.86	$11.04	$11.31	$13.72	$14.21
Total return	(0.58)%(b)	12.13%	1.37%	(14.94)%	0.86%	8.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,230,703	$2,144,253	$2,015,457	$1,890,793	$2,563,736	$2,682,487
Net expenses	0.39%(c)	0.39%	0.40%	0.38%(d)	0.38%	0.38%(e)
Gross expenses	0.39%(c)	0.39%	0.40%	0.38%	0.38%	0.38%
Net investment income	4.32%(c)	4.24%	3.69%	2.47%	1.84%	2.21%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.85	$11.03	$11.30	$13.71	$14.20	$13.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.48	0.42	0.30	0.24	0.29
Net realized and unrealized gain (loss)	(0.32)	0.82	(0.26)	(2.32)	(0.13)	0.88
Total from Investment Operations	(0.08)	1.30	0.16	(2.02)	0.11	1.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.48)	(0.43)	(0.36)	(0.32)	(0.33)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.23)	(0.48)	(0.43)	(0.39)	(0.60)	(0.33)
Net asset value, end of the period	$11.54	$11.85	$11.03	$11.30	$13.71	$14.20
Total return	(0.63)%(b)(c)	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%	8.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,321,858	$5,392,050	$4,290,526	$3,543,096	$5,442,563	$5,846,057
Net expenses	0.49%(d)(e)	0.49%(d)	0.49%(d)	0.48%(d)(f)	0.46%	0.47%(g)
Gross expenses	0.50%(e)	0.50%	0.50%	0.49%	0.46%	0.47%
Net investment income	4.22%(e)	4.15%	3.60%	2.35%	1.76%	2.11%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.56	$21.45	$19.94	$28.86	$26.23	$23.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13 (b)	0.27	0.23	0.13	0.06	0.10
Net realized and unrealized gain (loss)	(1.15)	5.73	3.31	(6.89)	4.18	3.05
Total from Investment Operations	(1.02)	6.00	3.54	(6.76)	4.24	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.04)	—	—	(0.13)	(0.12)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)	(0.68)
Net asset value, end of the period	$23.75	$26.56	$21.45	$19.94	$28.86	$26.23
Total return(c)	(3.98)%(b)(d)	28.61%	18.67%	(25.59)%	16.73%	13.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$513,799	$593,001	$474,968	$482,031	$737,469	$632,479
Net expenses	1.17%(e)	1.16%	1.17%	1.14%	1.13%	1.15%
Gross expenses	1.17%(e)	1.16%	1.17%	1.14%	1.13%	1.15%
Net investment income	1.06%(b)(e)	1.14%	1.09%	0.52%	0.23%	0.42%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been (4.02)% and the ratio of net investment income to average net assets would have been 1.00%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.30	$20.59	$19.34	$28.26	$25.78	$23.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04 (b)	0.09	0.07	(0.06)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	(1.10)	5.47	3.21	(6.70)	4.10	2.99
Total from Investment Operations	(1.06)	5.56	3.28	(6.76)	3.96	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	—	—	—	—	—
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Net asset value, end of the period	$22.66	$25.30	$20.59	$19.34	$28.26	$25.78
Total return(c)	(4.32)%(b)(d)	27.63%	17.84%	(26.16)%	15.85%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$202,055	$244,927	$256,487	$302,501	$503,073	$483,814
Net expenses	1.92%(e)	1.91%	1.92%	1.89%	1.88%	1.90%
Gross expenses	1.92%(e)	1.91%	1.92%	1.89%	1.88%	1.90%
Net investment income (loss)	0.30%(b)(e)	0.40%	0.33%	(0.23)%	(0.52)%	(0.33)%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.03, total return would have been (4.36)% and the ratio of net investment income to average net assets would have been 0.24%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.98	$21.78	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18 (b)	0.36	0.31	0.22	0.15	0.18
Net realized and unrealized gain (loss)	(1.17)	5.80	3.36	(6.96)	4.21	3.07
Total from Investment Operations	(0.99)	6.16	3.67	(6.74)	4.36	3.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.11)	—	(0.05)	(0.21)	(0.19)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)	(0.75)
Net asset value, end of the period	$24.11	$26.98	$21.78	$20.14	$29.09	$26.42
Total return	(3.82)%(b)(c)	29.01%	19.16%	(25.36)%	17.10%	13.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$273,654	$298,559	$266,298	$243,862	$350,222	$264,338
Net expenses	0.83%(d)	0.82%	0.82%	0.81%	0.81%	0.82%
Gross expenses	0.83%(d)	0.82%	0.82%	0.81%	0.81%	0.82%
Net investment income	1.40%(b)(d)	1.48%	1.43%	0.87%	0.55%	0.76%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been (3.86)% and the ratio of net investment income to average net assets would have been 1.34%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.95	$21.75	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17 (b)	0.34	0.29	0.20	0.13	0.16
Net realized and unrealized gain (loss)	(1.18)	5.80	3.35	(6.96)	4.21	3.07
Total from Investment Operations	(1.01)	6.14	3.64	(6.76)	4.34	3.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.09)	—	(0.03)	(0.19)	(0.17)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)	(0.73)
Net asset value, end of the period	$24.09	$26.95	$21.75	$20.14	$29.09	$26.42
Total return	(3.88)%(b)(c)	28.93%	19.00%	(25.41)%	17.02%	13.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,746,255	$1,952,319	$1,698,560	$1,932,913	$3,286,680	$2,660,927
Net expenses	0.92%(d)	0.91%	0.92%	0.89%	0.88%	0.90%
Gross expenses	0.92%(d)	0.91%	0.92%	0.89%	0.88%	0.90%
Net investment income	1.31%(b)(d)	1.39%	1.33%	0.77%	0.48%	0.67%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.16, total return would have been (3.92)% and the ratio of net investment income to average net assets would have been 1.25%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.63	$19.58	$16.45	$23.85	$20.72	$16.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.08)	(0.08)	(0.06)	(0.05)	0.01
Net realized and unrealized gain (loss)	(0.03)	7.53	5.89	(6.10)	4.17	5.14
Total from Investment Operations	(0.08)	7.45	5.81	(6.16)	4.12	5.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.05)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.45)
Net asset value, end of the period	$23.88	$25.63	$19.58	$16.45	$23.85	$20.72
Total return(b)	(0.97)%(c)(d)	39.80%	40.67%	(27.48)%	20.43%	32.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,096,319	$1,158,398	$798,843	$1,164,116	$1,740,523	$1,477,915
Net expenses	0.90%(e)(f)	0.91%	0.92%	0.90%	0.89%	0.90%
Gross expenses	0.91%(e)	0.94%(g)	0.92%	0.90%	0.89%	0.90%
Net investment income (loss)	(0.37)%(e)	(0.35)%	(0.43)%	(0.30)%	(0.22)%	0.04%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.29	$16.60	$14.42	$21.21	$18.66	$14.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.21)	(0.18)	(0.20)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	0.01 (b)	6.30	5.04	(5.35)	3.74	4.64
Total from Investment Operations	(0.11)	6.09	4.86	(5.55)	3.54	4.53
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Net asset value, end of the period	$19.51	$21.29	$16.60	$14.42	$21.21	$18.66
Total return(c)	(1.33)%(d)(e)	38.69%	39.68%	(28.05)%	19.55%	31.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$93,860	$103,945	$78,116	$65,977	$127,003	$128,764
Net expenses	1.65%(f)(g)	1.66%	1.67%	1.65%	1.63%	1.65%
Gross expenses	1.66%(f)	1.66%	1.67%	1.65%	1.63%	1.65%
Net investment loss	(1.12)%(f)	(1.10)%	(1.18)%	(1.05)%	(0.97)%	(0.71)%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$28.63	$21.66	$17.87	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.00)(b)	(0.02)	0.01	0.02	0.07
Net realized and unrealized gain (loss)	(0.06)	8.37	6.49	(6.63)	4.49	5.53
Total from Investment Operations	(0.06)	8.37	6.47	(6.62)	4.51	5.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)	(0.11)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)	(0.51)
Net asset value, end of the period	$26.90	$28.63	$21.66	$17.87	$25.73	$22.26
Total return	(0.80)%(c)	40.25%	41.19%	(27.25)%	20.80%	33.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$804,006	$843,243	$718,311	$663,001	$806,186	$579,571
Net expenses	0.56%(d)(e)	0.57%	0.58%	0.57%	0.56%	0.57%
Gross expenses	0.56%(e)	0.57%	0.58%	0.57%	0.56%	0.57%
Net investment income (loss)	(0.03)%(e)	(0.01)%	(0.08)%	0.04%	0.09%	0.38%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$28.54	$21.61	$17.86	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.02)	(0.03)	(0.01)	0.01	0.05
Net realized and unrealized gain (loss)	(0.05)	8.35	6.46	(6.62)	4.48	5.53
Total from Investment Operations	(0.07)	8.33	6.43	(6.63)	4.49	5.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.03)	(0.09)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)	(0.49)
Net asset value, end of the period	$26.80	$28.54	$21.61	$17.86	$25.73	$22.26
Total return	(0.84)%(b)(c)	40.15%	40.97%	(27.29)%	20.72%	33.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,117,042	$12,777,451	$9,204,871	$7,594,603	$11,094,922	$9,313,775
Net expenses	0.65%(d)(e)	0.66%	0.67%	0.65%	0.64%	0.65%
Gross expenses	0.66%(d)	0.66%	0.67%	0.65%	0.64%	0.65%
Net investment income (loss)	(0.12)%(d)	(0.10)%	(0.17)%	(0.05)%	0.02%	0.27%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.37	0.29	0.15	0.11	0.19
Net realized and unrealized gain (loss)	(0.11)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.08	0.89	0.23	(1.15)	(0.00)(b)	0.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.38)	(0.30)	(0.15)	(0.12)	(0.20)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.19)	(0.38)	(0.30)	(0.20)	(0.41)	(0.25)
Net asset value, end of the period	$9.56	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(c)(d)	0.82%(e)	9.86%	2.53%	(10.98)%	(0.06)%	7.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,864	$3,089	$7,150	$18,077	$20,942	$19,962
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.75%(g)	0.73%	0.71%	0.68%	0.70%	0.72%
Net investment income	3.97%(g)	3.92%	3.12%	1.49%	1.03%	1.78%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.71	$9.19	$9.27	$10.62	$11.02	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.30	0.24	0.06	0.03	0.11
Net realized and unrealized gain (loss)	(0.12)	0.53	(0.08)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.03	0.83	0.16	(1.23)	(0.08)	0.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.31)	(0.24)	(0.07)	(0.03)	(0.12)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.15)	(0.31)	(0.24)	(0.12)	(0.32)	(0.17)
Net asset value, end of the period	$9.59	$9.71	$9.19	$9.27	$10.62	$11.02
Total return(b)(c)	0.32%(d)	9.17%	1.69%	(11.65)%	(0.76)%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$647	$740	$698	$174	$315	$668
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.50%(f)	1.48%	1.46%	1.43%	1.45%	1.46%
Net investment income	3.21%(f)	3.21%	2.53%	0.60%	0.30%	1.00%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.22	$10.57	$10.98	$10.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.33	0.18	0.14	0.22
Net realized and unrealized gain (loss)	(0.13)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.07	0.92	0.27	(1.12)	0.03	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.41)	(0.33)	(0.18)	(0.15)	(0.23)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.20)	(0.41)	(0.33)	(0.23)	(0.44)	(0.28)
Net asset value, end of the period	$9.54	$9.67	$9.16	$9.22	$10.57	$10.98
Total return(b)	0.77%(c)	10.21%	2.97%	(10.73)%	0.25%	7.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$32,651	$57,190	$55,983	$19,294	$20,094	$3,307
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.42%(e)	0.40%	0.39%	0.37%	0.38%	0.43%
Net investment income	4.17%(e)	4.25%	3.60%	1.80%	1.32%	2.09%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.39	0.32	0.17	0.14	0.21
Net realized and unrealized gain (loss)	(0.12)	0.52	(0.06)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.08	0.91	0.26	(1.12)	0.03	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.40)	(0.33)	(0.18)	(0.15)	(0.22)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.20)	(0.40)	(0.33)	(0.23)	(0.44)	(0.27)
Net asset value, end of the period	$9.55	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(b)	0.85%(c)	10.15%	2.81%	(10.76)%	0.20%	7.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$202,537	$204,326	$281,284	$255,418	$340,326	$293,577
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.50%(e)	0.48%	0.46%	0.44%	0.45%	0.47%
Net investment income	4.22%(e)	4.18%	3.47%	1.70%	1.28%	2.01%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.89	$10.57	$10.65	$11.40	$11.54	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.39	0.32	0.07	0.04	0.11
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.04)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.15	0.74	0.28	(0.65)	(0.07)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.42)	(0.36)	(0.10)	(0.07)	(0.16)
Net asset value, end of the period	$10.85	$10.89	$10.57	$10.65	$11.40	$11.54
Total return(b)	1.45%(c)(d)	7.09%(c)	2.64%(c)	(5.75)%(c)	(0.58)%(c)	3.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$169,445	$190,025	$209,032	$246,532	$287,244	$296,217
Net expenses	0.69%(e)(f)(g)	0.70%(e)(h)	0.69%(e)(h)	0.69%(e)(h)	0.73%(e)(h)(i)	0.78%(j)
Gross expenses	0.77%(f)(g)	0.78%(h)(k)	0.77%(h)	0.72%(h)	0.73%(h)	0.78%
Net investment income	3.45%(f)	3.65%	3.04%	0.65%	0.36%	0.93%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	Includes transfer agent fees and expenses before expense offset.Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.87	$10.54	$10.62	$11.38	$11.54	$11.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14	0.31	0.24	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.04)	(0.71)	(0.11)	0.24
Total from Investment Operations	0.10	0.66	0.20	(0.73)	(0.16)	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.33)	(0.28)	(0.03)	(0.00)(b)	(0.07)
Net asset value, end of the period	$10.82	$10.87	$10.54	$10.62	$11.38	$11.54
Total return(c)	0.97%(d)(e)	6.40%(d)	1.86%(d)	(6.43)%(d)	(1.35)%(d)	2.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,465	$5,900	$8,510	$14,145	$24,922	$19,628
Net expenses	1.45%(f)(g)	1.45%(f)	1.45%(f)	1.45%(f)	1.48%(f)(h)	1.53%(i)
Gross expenses	1.53%(g)	1.52%	1.53%	1.48%	1.49%	1.53%
Net investment income (loss)	2.70%(g)	2.90%	2.24%	(0.16)%	(0.40)%	0.18%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.93	$10.60	$10.68	$11.43	$11.57	$11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.43	0.37	0.11	0.08	0.14
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.06)	(0.73)	(0.11)	0.26
Total from Investment Operations	0.16	0.78	0.31	(0.62)	(0.03)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.45)	(0.39)	(0.13)	(0.11)	(0.20)
Net asset value, end of the period	$10.88	$10.93	$10.60	$10.68	$11.43	$11.57
Total return(b)	1.50%(c)	7.50%	2.94%	(5.45)%	(0.25)%	3.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$54,138	$56,787	$45,716	$19,656	$12,972	$11,035
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.39%	0.40%(f)	0.45%(g)
Gross expenses	0.43%(e)	0.43%	0.43%	0.40%	0.41%	0.46%
Net investment income	3.75%(e)	3.96%	3.44%	1.03%	0.68%	1.20%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.93	$10.60	$10.69	$11.43	$11.57	$11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.42	0.35	0.10	0.07	0.13
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.05)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.16	0.77	0.30	(0.62)	(0.04)	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.44)	(0.39)	(0.12)	(0.10)	(0.19)
Net asset value, end of the period	$10.88	$10.93	$10.60	$10.69	$11.43	$11.57
Total return	1.48%(b)(c)	7.45%(b)	2.79%(b)	(5.42)%(b)	(0.33)%(b)	3.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$456,819	$489,488	$486,496	$491,162	$707,904	$691,616
Net expenses	0.45%(d)(e)	0.45%(d)	0.45%(d)	0.45%(d)	0.48%(d)(f)	0.53%(g)
Gross expenses	0.53%(e)	0.52%	0.53%	0.48%	0.49%	0.53%
Net investment income	3.69%(e)	3.90%	3.30%	0.87%	0.61%	1.11%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 70

Notes to Financial Statements
March 31, 2025 (Unaudited)
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Effective February 1, 2024, Growth Fund's principal investment strategies disclosure was amended to permit the Fund to invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
71 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
| 72

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period.
73 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.
| 74

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, defaulted and/or non-income producing securities, return of capital distributions received, deferred Trustees' fees, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, defaulted and/or non-income producing securities, dividends payable, return of capital distributions received, straddle loss deferral adjustments, trust preferred securities and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$309,354,568	$ —	$309,354,568
Global Allocation Fund	8,998,448	102,970,810	111,969,258
Growth Fund	—	716,390,559	716,390,559
Intermediate Duration Bond Fund	12,377,232	—	12,377,232
Limited Term Government and Agency Fund	30,308,981	—	30,308,981
75 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(235,455,528)	$ —	$ —	$(17,851,111)	$(8,502,664)
Long-term:
No expiration date	(391,365,148)	—	—	(15,017,980)	(57,677,795)
Total capital loss carryforward	$(626,820,676)	$—	$—	$(32,869,091)	$(66,180,459)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(10,469,076)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring net operating losses.

As of March 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,400,020,942	$2,345,685,010	$6,541,943,414	$240,445,609	$692,600,710
Gross tax appreciation	$46,122,106	$481,951,002	$7,913,189,654	$2,172,184	$2,303,438
Gross tax depreciation	(484,461,318)	(104,034,875)	(385,628,384)	(2,290,950)	(11,070,983)
Net tax appreciation (depreciation)	$(438,339,212)	$377,916,127	$7,527,561,270	$(118,766)	$(8,767,545)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
77 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2025, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$4,269,148	$7,535	$4,276,683
Collateralized Mortgage Obligations	—	66,928,059	206,212	67,134,271
All Other Non-Convertible Bonds(a)	—	6,894,945,949	—	6,894,945,949
Total Non-Convertible Bonds	—	6,966,143,156	213,747	6,966,356,903
Municipals(a)	—	7,484,714	—	7,484,714
Total Bonds and Notes	—	6,973,627,870	213,747	6,973,841,617
Collateralized Loan Obligations	—	420,097,715	—	420,097,715
Short-Term Investments	—	564,689,111	—	564,689,111
Total Investments	—	7,958,414,696	213,747	7,958,628,443
Futures Contracts (unrealized appreciation)	3,053,287	—	—	3,053,287
Total	$3,053,287	$7,958,414,696	$213,747	$7,961,681,730

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$41,998,376	$ —	$ —	$41,998,376
France	—	23,426,673	—	23,426,673
Japan	—	52,574,033	—	52,574,033
Netherlands	—	45,428,738	—	45,428,738
Sweden	—	58,099,496	—	58,099,496
Taiwan	—	56,917,387	—	56,917,387
United Kingdom	—	76,882,347	—	76,882,347
United States	1,407,370,105	27,280,600	—	1,434,650,705
Total Common Stocks	1,449,368,481	340,609,274	—	1,789,977,755
Bonds and Notes(a)	—	881,555,245	—	881,555,245
Senior Loans(a)	—	23,512,866	—	23,512,866
Short-Term Investments	—	28,222,559	—	28,222,559
Total Investments	1,449,368,481	1,273,899,944	—	2,723,268,425
Forward Foreign Currency Contracts (unrealized appreciation)	—	523,715	—	523,715
Futures Contracts (unrealized appreciation)	1,388,925	—	—	1,388,925
Total	$1,450,757,406	$1,274,423,659	$ —	$2,725,181,065

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,556,813)	$ —	$(1,556,813)
Futures Contracts (unrealized depreciation)	(23,115)	—	—	(23,115)
Total	$(23,115)	$(1,556,813)	$ —	$(1,579,928)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,850,289,365	$ —	$ —	$13,850,289,365
Affiliated Exchange-Traded Funds	148,715,311	—	—	148,715,311
Short-Term Investments	—	70,500,008	—	70,500,008
Total Investments	$13,999,004,676	$70,500,008	$—	$14,069,504,684

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
79 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,135	$1,135
Collateralized Mortgage Obligations	—	1,315,533	133	1,315,666
All Other Bonds and Notes(a)	—	233,677,136	—	233,677,136
Total Bonds and Notes	—	234,992,669	1,268	234,993,937
Short-Term Investments	—	5,271,017	—	5,271,017
Total Investments	—	240,263,686	1,268	240,264,954
Futures Contracts (unrealized appreciation)	61,889	—	—	61,889
Total	$61,889	$240,263,686	$1,268	$240,326,843

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,526	$7,526
Collateralized Mortgage Obligations	—	49,667,818	5,562,416	55,230,234
All Other Bonds and Notes(a)	—	590,362,121	—	590,362,121
Total Bonds and Notes	—	640,029,939	5,569,942	645,599,881
Short-Term Investments	—	38,233,284	—	38,233,284
Total Investments	$—	$678,263,223	$5,569,942	$683,833,165

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or March 31, 2025:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$38	$ —	$(998)	$ —	$ —	$7,535	$20
Collateralized Mortgage Obligations	243,532	—	160	641	1,519	(39,640)	—	—	206,212	278
Total	$252,027	$ —	$160	$679	$1,519	$(40,638)	$ —	$ —	$213,747	$298
| 80

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
ABS Residential Mortgage	$1,280	$ —	$ —	$5	$ —	$(150)	$ —	$ —	$1,135	$3
Collateralized Mortgage Obligations	136	—	—	—	—	(3)	—	—	133	1
Total	$1,416	$ —	$ —	$5	$ —	$(153)	$ —	$ —	$1,268	$4

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
ABS Home Equity	$7,981	$ —	$8	$28	$ —	$(491)	$ —	$ —	$7,526	$1
Collateralized Mortgage Obligations	6,299,729	—	4,502	(14,142)	4,038	(898,833)	167,122	—	5,562,416	(18,834)
Total	$6,307,710	$ —	$4,510	$(14,114)	$4,038	$(899,324)	$167,122	$ —	$5,569,942	$(18,833)
A debt security valued at $167,122 was transferred from Level 2 to Level 3 during the period ended March 31, 2025. At September 30, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2025, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities.
81 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2025, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$3,053,287

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(13,322,578)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$3,407,935
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$523,715	$ —	$523,715
Exchange-traded asset derivatives
Interest rate contracts	—	1,388,925	1,388,925
Total asset derivatives	$523,715	$1,388,925	$1,912,640

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,556,813)	$ —	$(1,556,813)
Exchange-traded liability derivatives
Interest rate contracts	—	(23,115)	(23,115)
Total liability derivatives	$(1,556,813)	$(23,115)	$(1,579,928)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

| 82

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,764,254)
Foreign exchange contracts	(195,446)	—
Total	$(195,446)	$(1,764,254)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$1,044,953
Foreign exchange contracts	31,045	—
Total	$31,045	$1,044,953
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$61,889

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(572,931)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$65,713
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2025:
Core Plus Bond Fund	Futures
Average Notional Amount Outstanding	9.80%
Highest Notional Amount Outstanding	13.15%
Lowest Notional Amount Outstanding	9.02%
Notional Amount Outstanding as of March 31, 2025	9.02%
83 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	10.65%	8.92%
Highest Notional Amount Outstanding	12.58%	9.75%
Lowest Notional Amount Outstanding	10.08%	8.27%
Notional Amount Outstanding as of March 31, 2025	10.45%	9.75%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	5.75%
Highest Notional Amount Outstanding	5.96%
Lowest Notional Amount Outstanding	5.43%
Notional Amount Outstanding as of March 31, 2025	5.96%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$260,541	$(260,541)	$ —	$ —	$ —
Deutsche Bank AG	41,556	—	41,556	—	41,556
HSBC Bank USA N.A.	81,566	(81,566)	—	—	—
Morgan Stanley Capital Services LLC	19,053	(19,053)	—	—	—
Royal Bank of Canada	12,596	—	12,596	—	12,596
UBS AG	108,403	—	108,403	(108,403)	—
	$523,715	$(361,160)	$162,555	$(108,403)	$54,152

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(632,647)	$260,541	$(372,106)	$368,277	$(3,829)
HSBC Bank USA N.A.	(233,000)	81,566	(151,434)	151,434	—
Morgan Stanley Capital Services LLC	(691,166)	19,053	(672,113)	672,113	—
	$(1,556,813)	$361,160	$(1,195,653)	$1,191,824	$(3,829)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The
| 84

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$4,949,753,456	$5,237,575,743	$675,968,415	$353,718,638
Global Allocation Fund	62,346,299	86,748,778	382,439,391	585,498,291
Growth Fund	—	—	456,983,771	1,267,028,818
Intermediate Duration Bond Fund	57,670,077	77,913,762	112,310,439	114,234,006
Limited Term Government and Agency Fund	828,081,454	885,879,565	7,291,768	2,895,318
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
85 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$6,184,900	$ —	$ —	$6,184,900	0.16%	0.16%
Global Allocation Fund	11,015,395	—	—	11,015,395	0.74%	0.74%
Growth Fund	38,514,142	—	407,051	38,107,091	0.50%	0.49%
Intermediate Duration Bond Fund	299,967	109,879	—	190,088	0.25%	0.16%
Limited Term Government and Agency Fund	1,126,100	236,196	—	889,904	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$5,343	$392	$ —	$97,846	$103,581
For the six months ended March 31, 2025, the advisory administration fees for Core Plus Bond Fund were $6,184,900 (effective rate of 0.16% of average daily net assets).
No expenses were recovered for any of the Funds during the six months ended March 31, 2025 under the terms of the expense limitation agreements.
| 86

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$437,498	$27,953	$83,859
Global Allocation Fund	704,859	284,999	854,997
Growth Fund	1,514,543	131,272	393,815
Intermediate Duration Bond Fund	3,581	906	2,719
Limited Term Government and Agency Fund	211,934	7,204	21,610
For the six months ended March 31, 2025, Natixis Distribution refunded Limited Term Government and Agency Fund $6,527 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,669,386
Global Allocation Fund	639,107
Growth Fund	3,322,383
Intermediate Duration Bond Fund	51,762
Limited Term Government and Agency Fund	152,957
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to
87 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,878,222
Global Allocation Fund	1,238,624
Growth Fund	6,512,497
Intermediate Duration Bond Fund	77,090
Limited Term Government and Agency Fund	229,626
As of March 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$71,183
Global Allocation Fund	43,597
Growth Fund	126,426
Intermediate Duration Bond Fund	5,929
Limited Term Government and Agency Fund	12,328
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2025 were as follows:
Fund	Commissions
Core Plus Bond Fund	$7,950
Global Allocation Fund	7,009
Growth Fund	52,074
Intermediate Duration Bond Fund	33
Limited Term Government and Agency Fund	2,867
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
| 88

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of March 31, 2025, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Core Plus Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.77%
Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.82%
Loomis Sayles Funded Pension Plan and Trust	0.09%
0.91%
Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.51%
Loomis Sayles Distribution and Trust	1.34%
Natixis Target Retirement 2015 Fund	0.07%
Natixis Target Retirement 2020 Fund	0.07%
Natixis Target Retirement 2025 Fund	0.12%
Natixis Target Retirement 2030 Fund	0.17%
Natixis Target Retirement 2035 Fund	0.15%
Natixis Target Retirement 2040 Fund	0.13%
Natixis Target Retirement 2045 Fund	0.08%
2.64%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,105
Limited Term Government and Agency Fund	1,403
i. Payment by Affiliates. For the six months ended March 31, 2025, Natixis reimbursed Core Plus Bond Fund $188, Global Allocation Fund $7,860, Growth Fund $188 and Limited Term Government and Agency Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
89 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
j. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2025, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2025	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$151,605,565	$ —	$ —	$ —	$(2,890,254)	$148,715,311	4,284,398	$127,247

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$187,391	$11,967	$19,866	$2,789,568
Global Allocation Fund	269,580	108,975	3,625	899,459
Growth Fund	568,691	49,305	8,562	6,199,117
Intermediate Duration Bond Fund	1,155	292	1,105	80,625
Limited Term Government and Agency Fund	83,735	2,759	1,403	226,866
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2025, Global Allocation Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $16,950,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $10,227.
For the six months ended March 31, 2025, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $54,500,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $8,599.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
| 90

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	10.58%
Intermediate Duration Bond Fund	3	29.08%
Limited Term Government and Agency Fund	1	9.49%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,042,287	$45,942,495	8,896,197	$100,999,451
Issued in connection with the reinvestment of distributions	404,807	4,599,964	935,231	10,603,418
Redeemed	(10,388,637)	(117,319,188)	(10,739,004)	(121,688,504)
Net change	(5,941,543)	$(66,776,729)	(907,576)	$(10,085,635)
Class C
Issued from the sale of shares	177,194	$2,029,872	386,000	$4,374,416
Issued in connection with the reinvestment of distributions	26,543	302,010	67,150	761,463
Redeemed	(427,012)	(4,860,370)	(1,203,189)	(13,621,891)
Net change	(223,275)	$(2,528,488)	(750,039)	$(8,486,012)
Class N
Issued from the sale of shares	33,975,593	$389,157,823	61,252,701	$705,632,232
Issued in connection with the reinvestment of distributions	3,599,392	41,322,897	7,320,952	83,867,294
Redeemed	(25,264,127)	(289,961,089)	(70,396,497)	(806,515,643)
Net change	12,310,858	$140,519,631	(1,822,844)	$(17,016,117)
Class Y
Issued from the sale of shares	77,445,202	$889,502,039	168,527,582	$1,928,461,770
Issued in connection with the reinvestment of distributions	7,579,472	86,967,654	14,644,789	167,721,063
Redeemed	(78,957,178)	(905,486,390)	(117,231,012)	(1,338,784,933)
Net change	6,067,496	$70,983,303	65,941,359	$757,397,900
Increase from capital share transactions	12,213,536	$142,197,717	62,460,900	$721,810,136
91 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,894,609	$47,570,243	3,769,034	$90,310,697
Issued in connection with the reinvestment of distributions	1,078,018	26,120,387	568,298	13,014,029
Redeemed	(3,666,922)	(91,754,665)	(4,150,610)	(98,953,766)
Net change	(694,295)	$(18,064,035)	186,722	$4,370,960
Class C
Issued from the sale of shares	256,671	$6,179,373	625,294	$14,500,478
Issued in connection with the reinvestment of distributions	563,926	13,066,172	385,461	8,457,002
Redeemed	(1,583,517)	(38,166,322)	(3,786,277)	(86,658,652)
Net change	(762,920)	$(18,920,777)	(2,775,522)	$(63,701,172)
Class N
Issued from the sale of shares	897,992	$22,819,548	1,550,741	$37,188,325
Issued in connection with the reinvestment of distributions	669,722	16,461,753	412,093	9,560,563
Redeemed	(1,284,485)	(32,914,971)	(3,125,624)	(76,645,189)
Net change	283,229	$6,366,330	(1,162,790)	$(29,896,301)
Class Y
Issued from the sale of shares	4,665,119	$118,841,667	9,672,545	$232,890,606
Issued in connection with the reinvestment of distributions	4,424,867	108,718,992	2,491,406	57,775,714
Redeemed	(9,059,638)	(230,640,648)	(17,804,379)	(430,937,975)
Net change	30,348	$(3,079,989)	(5,640,428)	$(140,271,655)
Decrease from capital share transactions	(1,143,638)	$(33,698,471)	(9,392,018)	$(229,498,168)
| 92

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,024,160	$107,151,125	13,398,629	$286,482,973
Issued in connection with the reinvestment of distributions	1,790,121	47,706,737	1,793,483	36,891,954
Redeemed	(5,102,154)	(133,965,627)	(10,791,043)	(241,033,217)
Net change	712,127	$20,892,235	4,401,069	$82,341,710
Class C
Issued from the sale of shares	692,891	$15,164,235	1,789,111	$32,977,890
Issued in connection with the reinvestment of distributions	255,314	5,570,943	283,961	4,881,292
Redeemed	(1,018,888)	(22,294,729)	(1,898,440)	(35,659,087)
Net change	(70,683)	$(1,559,551)	174,632	$2,200,095
Class N
Issued from the sale of shares	4,619,432	$137,884,899	8,709,843	$217,640,640
Issued in connection with the reinvestment of distributions	968,471	29,044,455	1,035,470	23,732,974
Redeemed	(5,150,198)	(154,863,198)	(13,460,136)	(326,380,825)
Net change	437,705	$12,066,156	(3,714,823)	$(85,007,211)
Class Y
Issued from the sale of shares	57,162,054	$1,691,623,149	119,507,577	$2,958,476,463
Issued in connection with the reinvestment of distributions	19,632,459	586,814,190	21,411,762	489,686,993
Redeemed	(72,309,916)	(2,159,021,390)	(119,148,322)	(2,986,612,224)
Net change	4,484,597	$119,415,949	21,771,017	$461,551,232
Increase from capital share transactions	5,563,746	$150,814,789	22,631,895	$461,085,826
93 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	22,985	$219,437	37,428	$350,424
Issued in connection with the reinvestment of distributions	3,471	32,995	11,025	103,176
Redeemed	(46,031)	(435,992)	(509,476)	(4,797,131)
Net change	(19,575)	$(183,560)	(461,023)	$(4,343,531)
Class C
Issued from the sale of shares	—	$ —	38,295	$366,440
Issued in connection with the reinvestment of distributions	1,169	11,155	2,574	24,316
Redeemed	(9,971)	(95,676)	(40,583)	(389,907)
Net change	(8,802)	$(84,521)	286	$849
Class N
Issued from the sale of shares	3,438,009	$33,025,725	429,618	$4,038,837
Issued in connection with the reinvestment of distributions	68,618	651,115	257,436	2,419,149
Redeemed	(5,999,143)	(57,581,081)	(886,737)	(8,304,185)
Net change	(2,492,516)	$(23,904,241)	(199,683)	$(1,846,199)
Class Y
Issued from the sale of shares	1,326,078	$12,585,487	2,743,485	$25,828,178
Issued in connection with the reinvestment of distributions	441,099	4,190,024	1,037,979	9,746,189
Redeemed	(1,691,233)	(16,062,089)	(13,366,582)	(125,518,459)
Net change	75,944	$713,422	(9,585,118)	$(89,944,092)
Decrease from capital share transactions	(2,444,949)	$(23,458,900)	(10,245,538)	$(96,132,973)
| 94

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,113,119	$11,986,936	2,761,835	$29,525,169
Issued in connection with the reinvestment of distributions	270,675	2,919,966	637,292	6,830,733
Redeemed	(3,206,579)	(34,510,187)	(5,734,764)	(61,428,874)
Net change	(1,822,785)	$(19,603,285)	(2,335,637)	$(25,072,972)
Class C
Issued from the sale of shares	55,084	$591,091	189,942	$2,029,979
Issued in connection with the reinvestment of distributions	6,883	74,077	17,623	188,304
Redeemed	(99,822)	(1,071,918)	(471,874)	(5,029,451)
Net change	(37,855)	$(406,750)	(264,309)	$(2,811,168)
Class N
Issued from the sale of shares	1,456,851	$15,716,054	1,631,653	$17,552,150
Issued in connection with the reinvestment of distributions	99,714	1,078,696	194,303	2,090,085
Redeemed	(1,778,014)	(19,155,775)	(941,379)	(10,116,770)
Net change	(221,449)	$(2,361,025)	884,577	$9,525,465
Class Y
Issued from the sale of shares	7,586,363	$82,126,838	19,625,748	$210,811,941
Issued in connection with the reinvestment of distributions	574,844	6,221,245	1,262,732	13,578,395
Redeemed	(10,973,446)	(118,455,655)	(21,985,119)	(236,174,646)
Net change	(2,812,239)	$(30,107,572)	(1,096,639)	$(11,784,310)
Decrease from capital share transactions	(4,894,328)	$(52,478,632)	(2,812,008)	$(30,142,985)
95 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/26
LSIF58SA-0325
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit Not Applicable.

(a) (2)   Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)   A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a) (3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2) Changes in the registrant’s independent public accountant. Not Applicable

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101) Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By: /s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2025

By: /s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2025